UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Item 1. Reports to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

State Street International Stock Selection Fund

Class A: SSILX

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.18%

How did the Fund perform last year and what affected its performance?

Value and Sentiment factors were the primary contributors to the Fund’s outperformance relative to the Index during the reporting period. Value generated strong returns across regions as attractively valued companies outperformed more expensive counterparts, while Sentiment added value, particularly in Europe, reflecting the strong performance of market-favored companies.

Stock selection was broadly positive, with the strongest contributions coming from Industrials, Consumer Discretionary, and Financials. In contrast, stock selection detracted value in Information Technology and Real Estate. Regionally, Europe and Japan were the largest contributors to excess returns from security selection.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SSILX with load	MSCI All Country World ex USA Index	MSCI EAFE Net Dividend Index
08/31/16	$9,472	$10,000	$10,000
09/30/16	$9,642	$10,123	$10,123
10/31/16	$9,472	$9,978	$9,916
11/30/16	$9,340	$9,747	$9,718
12/31/16	$9,623	$9,996	$10,051
01/31/17	$9,952	$10,350	$10,342
02/28/17	$9,990	$10,515	$10,490
03/31/17	$10,251	$10,782	$10,779
04/30/17	$10,560	$11,013	$11,053
05/31/17	$10,976	$11,370	$11,459
06/30/17	$11,014	$11,406	$11,439
07/31/17	$11,324	$11,826	$11,768
08/31/17	$11,362	$11,888	$11,764
09/30/17	$11,565	$12,108	$12,057
10/31/17	$11,700	$12,336	$12,240
11/30/17	$11,652	$12,436	$12,368
12/31/17	$11,773	$12,714	$12,567
01/31/18	$12,164	$13,423	$13,197
02/28/18	$11,573	$12,790	$12,601
03/31/18	$11,412	$12,564	$12,374
04/30/18	$11,533	$12,765	$12,657
05/31/18	$11,272	$12,470	$12,372
06/30/18	$11,012	$12,236	$12,221
07/31/18	$11,272	$12,528	$12,522
08/31/18	$10,982	$12,266	$12,280
09/30/18	$11,112	$12,322	$12,387
10/31/18	$10,300	$11,320	$11,401
11/30/18	$10,080	$11,427	$11,386
12/31/18	$9,654	$10,910	$10,834
01/31/19	$10,385	$11,734	$11,546
02/28/19	$10,597	$11,963	$11,840
03/31/19	$10,682	$12,034	$11,915
04/30/19	$10,820	$12,352	$12,250
05/31/19	$10,195	$11,689	$11,661
06/30/19	$10,799	$12,393	$12,353
07/31/19	$10,428	$12,243	$12,196
08/31/19	$10,163	$11,865	$11,880
09/30/19	$10,460	$12,170	$12,221
10/31/19	$10,799	$12,595	$12,660
11/30/19	$10,883	$12,706	$12,803
12/31/19	$11,248	$13,256	$13,219
01/31/20	$10,963	$12,900	$12,943
02/29/20	$10,012	$11,881	$11,773
03/31/20	$8,395	$10,160	$10,201
04/30/20	$9,007	$10,930	$10,860
05/31/20	$9,367	$11,288	$11,333
06/30/20	$9,695	$11,798	$11,719
07/31/20	$9,859	$12,324	$11,992
08/31/20	$10,340	$12,852	$12,609
09/30/20	$10,089	$12,536	$12,281
10/31/20	$9,630	$12,266	$11,791
11/30/20	$10,952	$13,916	$13,619
12/31/20	$11,542	$14,668	$14,252
01/31/21	$11,431	$14,700	$14,100
02/28/21	$11,676	$14,991	$14,416
03/31/21	$12,165	$15,181	$14,748
04/30/21	$12,565	$15,628	$15,192
05/31/21	$13,121	$16,117	$15,687
06/30/21	$12,932	$16,012	$15,510
07/31/21	$12,955	$15,748	$15,627
08/31/21	$13,166	$16,048	$15,903
09/30/21	$12,643	$15,534	$15,441
10/31/21	$12,943	$15,905	$15,821
11/30/21	$12,310	$15,188	$15,085
12/31/21	$12,976	$15,816	$15,857
01/31/22	$12,675	$15,233	$15,091
02/28/22	$12,269	$14,932	$14,824
03/31/22	$12,443	$14,956	$14,919
04/30/22	$11,724	$14,016	$13,954
05/31/22	$12,014	$14,117	$14,059
06/30/22	$10,622	$12,903	$12,754
07/31/22	$11,144	$13,344	$13,390
08/31/22	$10,564	$12,915	$12,754
09/30/22	$9,451	$11,624	$11,561
10/31/22	$10,112	$11,972	$12,182
11/30/22	$11,353	$13,385	$13,555
12/31/22	$11,184	$13,285	$13,565
01/31/23	$12,034	$14,362	$14,664
02/28/23	$11,778	$13,858	$14,358
03/31/23	$11,917	$14,197	$14,714
04/30/23	$12,173	$14,444	$15,129
05/31/23	$11,568	$13,918	$14,489
06/30/23	$12,255	$14,543	$15,148
07/31/23	$12,627	$15,134	$15,639
08/31/23	$12,115	$14,451	$15,039
09/30/23	$11,847	$13,994	$14,526
10/31/23	$11,335	$13,417	$13,937
11/30/23	$12,231	$14,625	$15,230
12/31/23	$12,824	$15,359	$16,040
01/31/24	$12,884	$15,207	$16,132
02/29/24	$13,169	$15,592	$16,427
03/31/24	$13,775	$16,079	$16,967
04/30/24	$13,419	$15,790	$16,533
05/31/24	$14,156	$16,249	$17,173
06/30/24	$13,680	$16,233	$16,896
07/31/24	$14,096	$16,609	$17,392
08/31/24	$14,524	$17,082	$17,957
09/30/24	$14,536	$17,542	$18,123
10/31/24	$13,942	$16,681	$17,138
11/30/24	$14,013	$16,530	$17,040
12/31/24	$13,795	$16,209	$16,653
01/31/25	$14,385	$16,862	$17,528
02/28/25	$14,815	$17,096	$17,868
03/31/25	$15,024	$17,058	$17,796
04/30/25	$15,663	$17,673	$18,611
05/31/25	$16,536	$18,483	$19,462
06/30/25	$17,053	$19,110	$19,891
07/31/25	$16,831	$19,055	$19,612
08/31/25	$17,839	$19,717	$20,448
09/30/25	$18,282	$20,427	$20,839
10/31/25	$18,503	$20,840	$21,085
11/30/25	$19,081	$20,834	$21,216
12/31/25	$19,915	$21,459	$21,852
01/31/26	$21,006	$22,742	$22,992
02/28/26	$22,325	$23,885	$24,056
03/31/26	$20,427	$21,308	$21,581
04/30/26	$21,544	$23,364	$23,189
05/31/26	$22,137	$24,540	$23,900
06/30/26	$21,867	$24,396	$23,916
07/31/26	$22,595	$24,479	$24,384
08/31/26	$23,039	$25,109	$24,869

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SSILX	29.15%	11.84%	9.30%
SSILX (Adjusted for the 5.25% Maximum Sales Charge)	22.40%	10.63%	8.70%
MSCI All Country World ex USA Index	27.35%	9.37%	9.64%
MSCI EAFE Net Dividend Index	21.62%	9.35%	9.54%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$192,988,432
  Number of Portfolio Holdings191
  Portfolio Turnover Rate100%
  Total Advisory Fees Paid$1,135,461

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	23.7%
United Kingdom	11.0%
Germany	9.9%
United States	8.9%
France	6.1%
Australia	5.2%
Netherlands	5.1%
Spain	4.8%
Italy	4.8%
Switzerland	3.4%

Top Ten Holdings

Table Summary
Holdings	%
Novartis AG	2.2%
Roche Holding AG	2.2%
BHP Group Ltd.	2.1%
ASML Holding NV	2.0%
Banco Santander SA	1.9%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Deutsche Telekom AG	1.5%
Intesa Sanpaolo SpA	1.5%
Deutsche Bank AG	1.4%
Barclays PLC	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSILX

State Street International Stock Selection Fund

Class I: SSIPX

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.85%

How did the Fund perform last year and what affected its performance?

Value and Sentiment factors were the primary contributors to the Fund’s outperformance relative to the Index during the reporting period. Value generated strong returns across regions as attractively valued companies outperformed more expensive counterparts, while Sentiment added value, particularly in Europe, reflecting the strong performance of market-favored companies.

Stock selection was broadly positive, with the strongest contributions coming from Industrials, Consumer Discretionary, and Financials. In contrast, stock selection detracted value in Information Technology and Real Estate. Regionally, Europe and Japan were the largest contributors to excess returns from security selection.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SSIPX	MSCI All Country World ex USA Index	MSCI EAFE Net Dividend Index
08/31/16	$10,000	$10,000	$10,000
09/30/16	$10,178	$10,123	$10,123
10/31/16	$10,010	$9,978	$9,916
11/30/16	$9,861	$9,747	$9,718
12/31/16	$10,170	$9,996	$10,051
01/31/17	$10,516	$10,350	$10,342
02/28/17	$10,567	$10,515	$10,490
03/31/17	$10,842	$10,782	$10,779
04/30/17	$11,178	$11,013	$11,053
05/31/17	$11,616	$11,370	$11,459
06/30/17	$11,656	$11,406	$11,439
07/31/17	$11,992	$11,826	$11,768
08/31/17	$12,023	$11,888	$11,764
09/30/17	$12,247	$12,108	$12,057
10/31/17	$12,389	$12,336	$12,240
11/30/17	$12,338	$12,436	$12,368
12/31/17	$12,465	$12,714	$12,567
01/31/18	$12,888	$13,423	$13,197
02/28/18	$12,274	$12,790	$12,601
03/31/18	$12,115	$12,564	$12,374
04/30/18	$12,242	$12,765	$12,657
05/31/18	$11,978	$12,470	$12,372
06/30/18	$11,713	$12,236	$12,221
07/31/18	$11,988	$12,528	$12,522
08/31/18	$11,682	$12,266	$12,280
09/30/18	$11,819	$12,322	$12,387
10/31/18	$10,962	$11,320	$11,401
11/30/18	$10,740	$11,427	$11,386
12/31/18	$10,287	$10,910	$10,834
01/31/19	$11,064	$11,734	$11,546
02/28/19	$11,300	$11,963	$11,840
03/31/19	$11,401	$12,034	$11,915
04/30/19	$11,536	$12,352	$12,250
05/31/19	$10,883	$11,689	$11,661
06/30/19	$11,525	$12,393	$12,353
07/31/19	$11,131	$12,243	$12,196
08/31/19	$10,861	$11,865	$11,880
09/30/19	$11,187	$12,170	$12,221
10/31/19	$11,547	$12,595	$12,660
11/30/19	$11,638	$12,706	$12,803
12/31/19	$12,035	$13,256	$13,219
01/31/20	$11,732	$12,900	$12,943
02/29/20	$10,707	$11,881	$11,773
03/31/20	$8,983	$10,160	$10,201
04/30/20	$9,647	$10,930	$10,860
05/31/20	$10,031	$11,288	$11,333
06/30/20	$10,381	$11,798	$11,719
07/31/20	$10,567	$12,324	$11,992
08/31/20	$11,080	$12,852	$12,609
09/30/20	$10,812	$12,536	$12,281
10/31/20	$10,334	$12,266	$11,791
11/30/20	$11,744	$13,916	$13,619
12/31/20	$12,381	$14,668	$14,252
01/31/21	$12,262	$14,700	$14,100
02/28/21	$12,547	$14,991	$14,416
03/31/21	$13,070	$15,181	$14,748
04/30/21	$13,498	$15,628	$15,192
05/31/21	$14,116	$16,117	$15,687
06/30/21	$13,902	$16,012	$15,510
07/31/21	$13,938	$15,748	$15,627
08/31/21	$14,175	$16,048	$15,903
09/30/21	$13,617	$15,534	$15,441
10/31/21	$13,938	$15,905	$15,821
11/30/21	$13,260	$15,188	$15,085
12/31/21	$13,992	$15,816	$15,857
01/31/22	$13,668	$15,233	$15,091
02/28/22	$13,233	$14,932	$14,824
03/31/22	$13,432	$14,956	$14,919
04/30/22	$12,660	$14,016	$13,954
05/31/22	$12,971	$14,117	$14,059
06/30/22	$11,477	$12,903	$12,754
07/31/22	$12,050	$13,344	$13,390
08/31/22	$11,415	$12,915	$12,754
09/30/22	$10,220	$11,624	$11,561
10/31/22	$10,930	$11,972	$12,182
11/30/22	$12,287	$13,385	$13,555
12/31/22	$12,107	$13,285	$13,565
01/31/23	$13,036	$14,362	$14,664
02/28/23	$12,920	$13,858	$14,358
03/31/23	$13,075	$14,197	$14,714
04/30/23	$13,359	$14,444	$15,129
05/31/23	$12,700	$13,918	$14,489
06/30/23	$13,462	$14,543	$15,148
07/31/23	$13,875	$15,134	$15,639
08/31/23	$13,449	$14,451	$15,039
09/30/23	$13,152	$13,994	$14,526
10/31/23	$12,597	$13,417	$13,937
11/30/23	$13,591	$14,625	$15,230
12/31/23	$14,258	$15,359	$16,040
01/31/24	$14,326	$15,207	$16,132
02/29/24	$14,654	$15,592	$16,427
03/31/24	$15,337	$16,079	$16,967
04/30/24	$14,941	$15,790	$16,533
05/31/24	$15,775	$16,249	$17,173
06/30/24	$15,242	$16,233	$16,896
07/31/24	$15,707	$16,609	$17,392
08/31/24	$16,199	$17,082	$17,957
09/30/24	$16,212	$17,542	$18,123
10/31/24	$15,543	$16,681	$17,138
11/30/24	$15,638	$16,530	$17,040
12/31/24	$15,400	$16,209	$16,653
01/31/25	$16,053	$16,862	$17,528
02/28/25	$16,536	$17,096	$17,868
03/31/25	$16,777	$17,058	$17,796
04/30/25	$17,501	$17,673	$18,611
05/31/25	$18,480	$18,483	$19,462
06/30/25	$19,076	$19,110	$19,891
07/31/25	$18,821	$19,055	$19,612
08/31/25	$19,956	$19,717	$20,448
09/30/25	$20,453	$20,427	$20,839
10/31/25	$20,723	$20,840	$21,085
11/30/25	$21,376	$20,834	$21,216
12/31/25	$22,308	$21,459	$21,852
01/31/26	$23,543	$22,742	$22,992
02/28/26	$25,028	$23,885	$24,056
03/31/26	$22,902	$21,308	$21,581
04/30/26	$24,168	$23,364	$23,189
05/31/26	$24,841	$24,540	$23,900
06/30/26	$24,544	$24,396	$23,916
07/31/26	$25,356	$24,479	$24,384
08/31/26	$25,872	$25,109	$24,869

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SSIPX	29.65%	12.79%	9.97%
MSCI All Country World ex USA Index	27.35%	9.37%	9.64%
MSCI EAFE Net Dividend Index	21.62%	9.35%	9.54%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$192,988,432
  Number of Portfolio Holdings191
  Portfolio Turnover Rate100%
  Total Advisory Fees Paid$1,135,461

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	23.7%
United Kingdom	11.0%
Germany	9.9%
United States	8.9%
France	6.1%
Australia	5.2%
Netherlands	5.1%
Spain	4.8%
Italy	4.8%
Switzerland	3.4%

Top Ten Holdings

Table Summary
Holdings	%
Novartis AG	2.2%
Roche Holding AG	2.2%
BHP Group Ltd.	2.1%
ASML Holding NV	2.0%
Banco Santander SA	1.9%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Deutsche Telekom AG	1.5%
Intesa Sanpaolo SpA	1.5%
Deutsche Bank AG	1.4%
Barclays PLC	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSIPX

State Street International Stock Selection Fund

Class K: SSIQX

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$86	0.75%

How did the Fund perform last year and what affected its performance?

Value and Sentiment factors were the primary contributors to the Fund’s outperformance relative to the Index during the reporting period. Value generated strong returns across regions as attractively valued companies outperformed more expensive counterparts, while Sentiment added value, particularly in Europe, reflecting the strong performance of market-favored companies.

Stock selection was broadly positive, with the strongest contributions coming from Industrials, Consumer Discretionary, and Financials. In contrast, stock selection detracted value in Information Technology and Real Estate. Regionally, Europe and Japan were the largest contributors to excess returns from security selection.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SSIQX	MSCI All Country World ex USA Index	MSCI EAFE Net Dividend Index
08/31/16	$10,000	$10,000	$10,000
09/30/16	$10,178	$10,123	$10,123
10/31/16	$10,000	$9,978	$9,916
11/30/16	$9,862	$9,747	$9,718
12/31/16	$10,172	$9,996	$10,051
01/31/17	$10,518	$10,350	$10,342
02/28/17	$10,569	$10,515	$10,490
03/31/17	$10,844	$10,782	$10,779
04/30/17	$11,180	$11,013	$11,053
05/31/17	$11,618	$11,370	$11,459
06/30/17	$11,659	$11,406	$11,439
07/31/17	$11,995	$11,826	$11,768
08/31/17	$12,025	$11,888	$11,764
09/30/17	$12,260	$12,108	$12,057
10/31/17	$12,392	$12,336	$12,240
11/30/17	$12,341	$12,436	$12,368
12/31/17	$12,472	$12,714	$12,567
01/31/18	$12,895	$13,423	$13,197
02/28/18	$12,281	$12,790	$12,601
03/31/18	$12,122	$12,564	$12,374
04/30/18	$12,249	$12,765	$12,657
05/31/18	$11,985	$12,470	$12,372
06/30/18	$11,720	$12,236	$12,221
07/31/18	$11,985	$12,528	$12,522
08/31/18	$11,688	$12,266	$12,280
09/30/18	$11,826	$12,322	$12,387
10/31/18	$10,968	$11,320	$11,401
11/30/18	$10,746	$11,427	$11,386
12/31/18	$10,297	$10,910	$10,834
01/31/19	$11,075	$11,734	$11,546
02/28/19	$11,311	$11,963	$11,840
03/31/19	$11,413	$12,034	$11,915
04/30/19	$11,548	$12,352	$12,250
05/31/19	$10,894	$11,689	$11,661
06/30/19	$11,536	$12,393	$12,353
07/31/19	$11,142	$12,243	$12,196
08/31/19	$10,872	$11,865	$11,880
09/30/19	$11,198	$12,170	$12,221
10/31/19	$11,559	$12,595	$12,660
11/30/19	$11,649	$12,706	$12,803
12/31/19	$12,058	$13,256	$13,219
01/31/20	$11,743	$12,900	$12,943
02/29/20	$10,727	$11,881	$11,773
03/31/20	$9,000	$10,160	$10,201
04/30/20	$9,665	$10,930	$10,860
05/31/20	$10,050	$11,288	$11,333
06/30/20	$10,412	$11,798	$11,719
07/31/20	$10,599	$12,324	$11,992
08/31/20	$11,112	$12,852	$12,609
09/30/20	$10,844	$12,536	$12,281
10/31/20	$10,365	$12,266	$11,791
11/30/20	$11,778	$13,916	$13,619
12/31/20	$12,421	$14,668	$14,252
01/31/21	$12,302	$14,700	$14,100
02/28/21	$12,576	$14,991	$14,416
03/31/21	$13,112	$15,181	$14,748
04/30/21	$13,542	$15,628	$15,192
05/31/21	$14,161	$16,117	$15,687
06/30/21	$13,947	$16,012	$15,510
07/31/21	$13,983	$15,748	$15,627
08/31/21	$14,221	$16,048	$15,903
09/30/21	$13,673	$15,534	$15,441
10/31/21	$13,983	$15,905	$15,821
11/30/21	$13,303	$15,188	$15,085
12/31/21	$14,046	$15,816	$15,857
01/31/22	$13,722	$15,233	$15,091
02/28/22	$13,284	$14,932	$14,824
03/31/22	$13,472	$14,956	$14,919
04/30/22	$12,709	$14,016	$13,954
05/31/22	$13,022	$14,117	$14,059
06/30/22	$11,522	$12,903	$12,754
07/31/22	$12,097	$13,344	$13,390
08/31/22	$11,460	$12,915	$12,754
09/30/22	$10,260	$11,624	$11,561
10/31/22	$10,972	$11,972	$12,182
11/30/22	$12,334	$13,385	$13,555
12/31/22	$12,162	$13,285	$13,565
01/31/23	$13,096	$14,362	$14,664
02/28/23	$12,979	$13,858	$14,358
03/31/23	$13,135	$14,197	$14,714
04/30/23	$13,420	$14,444	$15,129
05/31/23	$12,759	$13,918	$14,489
06/30/23	$13,524	$14,543	$15,148
07/31/23	$13,938	$15,134	$15,639
08/31/23	$13,524	$14,451	$15,039
09/30/23	$13,225	$13,994	$14,526
10/31/23	$12,655	$13,417	$13,937
11/30/23	$13,666	$14,625	$15,230
12/31/23	$14,337	$15,359	$16,040
01/31/24	$14,406	$15,207	$16,132
02/29/24	$14,736	$15,592	$16,427
03/31/24	$15,423	$16,079	$16,967
04/30/24	$15,025	$15,790	$16,533
05/31/24	$15,863	$16,249	$17,173
06/30/24	$15,327	$16,233	$16,896
07/31/24	$15,808	$16,609	$17,392
08/31/24	$16,289	$17,082	$17,957
09/30/24	$16,303	$17,542	$18,123
10/31/24	$15,643	$16,681	$17,138
11/30/24	$15,726	$16,530	$17,040
12/31/24	$15,499	$16,209	$16,653
01/31/25	$16,156	$16,862	$17,528
02/28/25	$16,641	$17,096	$17,868
03/31/25	$16,899	$17,058	$17,796
04/30/25	$17,613	$17,673	$18,611
05/31/25	$18,598	$18,483	$19,462
06/30/25	$19,198	$19,110	$19,891
07/31/25	$18,956	$19,055	$19,612
08/31/25	$20,098	$19,717	$20,448
09/30/25	$20,598	$20,427	$20,839
10/31/25	$20,855	$20,840	$21,085
11/30/25	$21,512	$20,834	$21,216
12/31/25	$22,457	$21,459	$21,852
01/31/26	$23,701	$22,742	$22,992
02/28/26	$25,211	$23,885	$24,056
03/31/26	$23,071	$21,308	$21,581
04/30/26	$24,330	$23,364	$23,189
05/31/26	$25,022	$24,540	$23,900
06/30/26	$24,723	$24,396	$23,916
07/31/26	$25,542	$24,479	$24,384
08/31/26	$26,061	$25,109	$24,869

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SSIQX	29.67%	12.88%	10.05%
MSCI All Country World ex USA Index	27.35%	9.37%	9.64%
MSCI EAFE Net Dividend Index	21.62%	9.35%	9.54%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$192,988,432
  Number of Portfolio Holdings191
  Portfolio Turnover Rate100%
  Total Advisory Fees Paid$1,135,461

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	23.7%
United Kingdom	11.0%
Germany	9.9%
United States	8.9%
France	6.1%
Australia	5.2%
Netherlands	5.1%
Spain	4.8%
Italy	4.8%
Switzerland	3.4%

Top Ten Holdings

Table Summary
Holdings	%
Novartis AG	2.2%
Roche Holding AG	2.2%
BHP Group Ltd.	2.1%
ASML Holding NV	2.0%
Banco Santander SA	1.9%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Deutsche Telekom AG	1.5%
Intesa Sanpaolo SpA	1.5%
Deutsche Bank AG	1.4%
Barclays PLC	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSIQX

State Street International Stock Selection Fund

Class N: SSAIX

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$115	1.00%

How did the Fund perform last year and what affected its performance?

Value and Sentiment factors were the primary contributors to the Fund’s outperformance relative to the Index during the reporting period. Value generated strong returns across regions as attractively valued companies outperformed more expensive counterparts, while Sentiment added value, particularly in Europe, reflecting the strong performance of market-favored companies.

Stock selection was broadly positive, with the strongest contributions coming from Industrials, Consumer Discretionary, and Financials. In contrast, stock selection detracted value in Information Technology and Real Estate. Regionally, Europe and Japan were the largest contributors to excess returns from security selection.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SSAIX	MSCI All Country World ex USA Index	MSCI EAFE Net Dividend Index
08/31/16	$10,000	$10,000	$10,000
09/30/16	$10,178	$10,123	$10,123
10/31/16	$10,000	$9,978	$9,916
11/30/16	$9,862	$9,747	$9,718
12/31/16	$10,174	$9,996	$10,051
01/31/17	$10,520	$10,350	$10,342
02/28/17	$10,560	$10,515	$10,490
03/31/17	$10,835	$10,782	$10,779
04/30/17	$11,160	$11,013	$11,053
05/31/17	$11,597	$11,370	$11,459
06/30/17	$11,648	$11,406	$11,439
07/31/17	$11,973	$11,826	$11,768
08/31/17	$12,004	$11,888	$11,764
09/30/17	$12,227	$12,108	$12,057
10/31/17	$12,369	$12,336	$12,240
11/30/17	$12,319	$12,436	$12,368
12/31/17	$12,438	$12,714	$12,567
01/31/18	$12,859	$13,423	$13,197
02/28/18	$12,248	$12,790	$12,601
03/31/18	$12,079	$12,564	$12,374
04/30/18	$12,206	$12,765	$12,657
05/31/18	$11,942	$12,470	$12,372
06/30/18	$11,668	$12,236	$12,221
07/31/18	$11,942	$12,528	$12,522
08/31/18	$11,637	$12,266	$12,280
09/30/18	$11,774	$12,322	$12,387
10/31/18	$10,920	$11,320	$11,401
11/30/18	$10,688	$11,427	$11,386
12/31/18	$10,241	$10,910	$10,834
01/31/19	$11,012	$11,734	$11,546
02/28/19	$11,247	$11,963	$11,840
03/31/19	$11,336	$12,034	$11,915
04/30/19	$11,482	$12,352	$12,250
05/31/19	$10,822	$11,689	$11,661
06/30/19	$11,459	$12,393	$12,353
07/31/19	$11,068	$12,243	$12,196
08/31/19	$10,800	$11,865	$11,880
09/30/19	$11,113	$12,170	$12,221
10/31/19	$11,482	$12,595	$12,660
11/30/19	$11,571	$12,706	$12,803
12/31/19	$11,956	$13,256	$13,219
01/31/20	$11,656	$12,900	$12,943
02/29/20	$10,639	$11,881	$11,773
03/31/20	$8,930	$10,160	$10,201
04/30/20	$9,577	$10,930	$10,860
05/31/20	$9,969	$11,288	$11,333
06/30/20	$10,316	$11,798	$11,719
07/31/20	$10,501	$12,324	$11,992
08/31/20	$11,009	$12,852	$12,609
09/30/20	$10,743	$12,536	$12,281
10/31/20	$10,258	$12,266	$11,791
11/30/20	$11,656	$13,916	$13,619
12/31/20	$12,298	$14,668	$14,252
01/31/21	$12,180	$14,700	$14,100
02/28/21	$12,451	$14,991	$14,416
03/31/21	$12,980	$15,181	$14,748
04/30/21	$13,392	$15,628	$15,192
05/31/21	$14,004	$16,117	$15,687
06/30/21	$13,792	$16,012	$15,510
07/31/21	$13,816	$15,748	$15,627
08/31/21	$14,051	$16,048	$15,903
09/30/21	$13,510	$15,534	$15,441
10/31/21	$13,816	$15,905	$15,821
11/30/21	$13,145	$15,188	$15,085
12/31/21	$13,867	$15,816	$15,857
01/31/22	$13,547	$15,233	$15,091
02/28/22	$13,117	$14,932	$14,824
03/31/22	$13,301	$14,956	$14,919
04/30/22	$12,538	$14,016	$13,954
05/31/22	$12,846	$14,117	$14,059
06/30/22	$11,357	$12,903	$12,754
07/31/22	$11,923	$13,344	$13,390
08/31/22	$11,296	$12,915	$12,754
09/30/22	$10,114	$11,624	$11,561
10/31/22	$10,816	$11,972	$12,182
11/30/22	$12,157	$13,385	$13,555
12/31/22	$11,981	$13,285	$13,565
01/31/23	$12,897	$14,362	$14,664
02/28/23	$12,770	$13,858	$14,358
03/31/23	$12,923	$14,197	$14,714
04/30/23	$13,216	$14,444	$15,129
05/31/23	$12,554	$13,918	$14,489
06/30/23	$13,305	$14,543	$15,148
07/31/23	$13,712	$15,134	$15,639
08/31/23	$13,305	$14,451	$15,039
09/30/23	$12,999	$13,994	$14,526
10/31/23	$12,439	$13,417	$13,937
11/30/23	$13,419	$14,625	$15,230
12/31/23	$14,080	$15,359	$16,040
01/31/24	$14,147	$15,207	$16,132
02/29/24	$14,471	$15,592	$16,427
03/31/24	$15,144	$16,079	$16,967
04/30/24	$14,753	$15,790	$16,533
05/31/24	$15,574	$16,249	$17,173
06/30/24	$15,036	$16,233	$16,896
07/31/24	$15,507	$16,609	$17,392
08/31/24	$15,978	$17,082	$17,957
09/30/24	$15,992	$17,542	$18,123
10/31/24	$15,332	$16,681	$17,138
11/30/24	$15,413	$16,530	$17,040
12/31/24	$15,191	$16,209	$16,653
01/31/25	$15,832	$16,862	$17,528
02/28/25	$16,306	$17,096	$17,868
03/31/25	$16,544	$17,058	$17,796
04/30/25	$17,241	$17,673	$18,611
05/31/25	$18,217	$18,483	$19,462
06/30/25	$18,803	$19,110	$19,891
07/31/25	$18,552	$19,055	$19,612
08/31/25	$19,668	$19,717	$20,448
09/30/25	$20,142	$20,427	$20,839
10/31/25	$20,407	$20,840	$21,085
11/30/25	$21,035	$20,834	$21,216
12/31/25	$21,957	$21,459	$21,852
01/31/26	$23,168	$22,742	$22,992
02/28/26	$24,640	$23,885	$24,056
03/31/26	$22,539	$21,308	$21,581
04/30/26	$23,766	$23,364	$23,189
05/31/26	$24,441	$24,540	$23,900
06/30/26	$24,134	$24,396	$23,916
07/31/26	$24,931	$24,479	$24,384
08/31/26	$25,437	$25,109	$24,869

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SSAIX	29.33%	12.60%	9.79%
MSCI All Country World ex USA Index	27.35%	9.37%	9.64%
MSCI EAFE Net Dividend Index	21.62%	9.35%	9.54%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$192,988,432
  Number of Portfolio Holdings191
  Portfolio Turnover Rate100%
  Total Advisory Fees Paid$1,135,461

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	23.7%
United Kingdom	11.0%
Germany	9.9%
United States	8.9%
France	6.1%
Australia	5.2%
Netherlands	5.1%
Spain	4.8%
Italy	4.8%
Switzerland	3.4%

Top Ten Holdings

Table Summary
Holdings	%
Novartis AG	2.2%
Roche Holding AG	2.2%
BHP Group Ltd.	2.1%
ASML Holding NV	2.0%
Banco Santander SA	1.9%
Banco Bilbao Vizcaya Argentaria SA	1.7%
Deutsche Telekom AG	1.5%
Intesa Sanpaolo SpA	1.5%
Deutsche Bank AG	1.4%
Barclays PLC	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SSAIX

State Street S&P 500 Index Fund

Class N: SVSPX

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street S&P 500 Index Fund (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$17	0.15%

How did the Fund perform last year and what affected its performance?

During the reporting period, U.S. equity markets generated positive returns despite periods of volatility. Investor sentiment was supported by corporate earnings, moderating inflation, and evolving expectations for monetary policy. Market performance was driven largely by continued enthusiasm surrounding Artificial Intelligence ("A.I.")-related technologies, with companies tied to semiconductors, cloud computing, and digital infrastructure benefiting from strong earnings growth and elevated investor demand. External market reports identified A.I.-related investment and favorable earnings results as significant contributors to equity market gains during the period.

Market leadership remained concentrated among a relatively small group of large-cap growth companies, particularly within the information technology and communication services sectors. Changes in interest rate expectations and economic growth forecasts contributed to periodic fluctuations in equity valuations; however, improving inflation trends and generally favorable corporate fundamentals supported overall market returns. External market commentary also cited cooling inflation and a stable interest-rate environment as factors supporting investor confidence and equity valuations.

Fund Performance

The Fund's benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	SVSPX	S&P 500 Index
08/31/16	$10,000	$10,000
09/30/16	$10,000	$10,002
10/31/16	$9,816	$9,819
11/30/16	$10,179	$10,183
12/31/16	$10,379	$10,384
01/31/17	$10,573	$10,581
02/28/17	$10,993	$11,001
03/31/17	$11,005	$11,014
04/30/17	$11,117	$11,127
05/31/17	$11,271	$11,284
06/30/17	$11,341	$11,354
07/31/17	$11,570	$11,588
08/31/17	$11,606	$11,623
09/30/17	$11,843	$11,863
10/31/17	$12,118	$12,140
11/30/17	$12,491	$12,512
12/31/17	$12,629	$12,651
01/31/18	$13,348	$13,376
02/28/18	$12,850	$12,883
03/31/18	$12,519	$12,555
04/30/18	$12,566	$12,604
05/31/18	$12,867	$12,907
06/30/18	$12,941	$12,987
07/31/18	$13,423	$13,470
08/31/18	$13,858	$13,909
09/30/18	$13,935	$13,988
10/31/18	$12,983	$13,032
11/30/18	$13,242	$13,297
12/31/18	$12,045	$12,097
01/31/19	$13,010	$13,066
02/28/19	$13,424	$13,486
03/31/19	$13,685	$13,748
04/30/19	$14,237	$14,304
05/31/19	$13,329	$13,395
06/30/19	$14,268	$14,339
07/31/19	$14,472	$14,546
08/31/19	$14,234	$14,315
09/30/19	$14,500	$14,583
10/31/19	$14,813	$14,899
11/30/19	$15,346	$15,440
12/31/19	$15,811	$15,906
01/31/20	$15,799	$15,899
02/29/20	$14,495	$14,591
03/31/20	$12,737	$12,788
04/30/20	$14,367	$14,428
05/31/20	$15,051	$15,115
06/30/20	$15,358	$15,416
07/31/20	$16,223	$16,285
08/31/20	$17,386	$17,455
09/30/20	$16,720	$16,792
10/31/20	$16,276	$16,346
11/30/20	$18,059	$18,135
12/31/20	$18,751	$18,832
01/31/21	$18,557	$18,642
02/28/21	$19,069	$19,156
03/31/21	$19,905	$19,995
04/30/21	$20,966	$21,062
05/31/21	$21,110	$21,209
06/30/21	$21,598	$21,704
07/31/21	$22,107	$22,220
08/31/21	$22,777	$22,895
09/30/21	$21,717	$21,831
10/31/21	$23,237	$23,360
11/30/21	$23,070	$23,198
12/31/21	$24,102	$24,238
01/31/22	$22,851	$22,984
02/28/22	$22,165	$22,295
03/31/22	$22,986	$23,123
04/30/22	$20,975	$21,107
05/31/22	$21,012	$21,146
06/30/22	$19,277	$19,400
07/31/22	$21,054	$21,189
08/31/22	$20,190	$20,325
09/30/22	$18,326	$18,453
10/31/22	$19,808	$19,947
11/30/22	$20,913	$21,062
12/31/22	$19,704	$19,848
01/31/23	$20,942	$21,095
02/28/23	$20,430	$20,581
03/31/23	$21,177	$21,336
04/30/23	$21,505	$21,669
05/31/23	$21,596	$21,763
06/30/23	$23,022	$23,201
07/31/23	$23,762	$23,947
08/31/23	$23,381	$23,566
09/30/23	$22,262	$22,442
10/31/23	$21,787	$21,970
11/30/23	$23,775	$23,977
12/31/23	$24,856	$25,066
01/31/24	$25,270	$25,487
02/29/24	$26,615	$26,848
03/31/24	$27,469	$27,712
04/30/24	$26,343	$26,580
05/31/24	$27,647	$27,898
06/30/24	$28,636	$28,899
07/31/24	$28,979	$29,251
08/31/24	$29,677	$29,960
09/30/24	$30,307	$30,600
10/31/24	$30,026	$30,322
11/30/24	$31,786	$32,102
12/31/24	$31,026	$31,337
01/31/25	$31,886	$32,210
02/28/25	$31,465	$31,790
03/31/25	$29,683	$29,998
04/30/25	$29,471	$29,795
05/31/25	$31,327	$31,670
06/30/25	$32,914	$33,281
07/31/25	$33,652	$34,028
08/31/25	$34,332	$34,718
09/30/25	$35,578	$35,985
10/31/25	$36,405	$36,827
11/30/25	$36,493	$36,918
12/31/25	$36,511	$36,940
01/31/26	$37,038	$37,476
02/28/26	$36,753	$37,191
03/31/26	$34,915	$35,339
04/30/26	$38,570	$39,047
05/31/26	$40,595	$41,102
06/30/26	$40,203	$40,711
07/31/26	$40,179	$40,685
08/31/26	$41,263	$41,793

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
SVSPX	20.19%	12.62%	15.23%
S&P 500 Index	20.38%	12.79%	15.37%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$1,714,894,618
  Number of Portfolio Holdings507
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$329,001

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Sectors

Table Summary
Sectors	%
Information Technology	37.8%
Financials	12.3%
Communication Services	9.5%
Health Care	9.3%
Consumer Discretionary	9.1%
Industrials	8.3%
Consumer Staples	4.5%
Energy	3.5%
Utilities	2.0%
Materials	1.8%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	8.1%
Apple, Inc.	7.0%
Microsoft Corp.	5.7%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.6%
Tesla, Inc.	1.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-800-647-7327 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective February 12, 2026, the Fund's principal investment strategy changed to reflect that although it is classified as “diversified” under the Investment Company Act of 1940, it may become “non‑diversified” solely as a result of tracking the underlying index, which may result in investing a relatively high percentage of its assets in a limited number of issuers.

Effective February 12, 2026, the Fund made changes to its principal strategy and added a corresponding risk, so that the Fund may become “non-diversified” solely as a result of tracking the underlying index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non-diversified due solely to changes in the composition of its index, it will not seek shareholder approval if and when the Fund shifts from diversified to non-diversified.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR AR SVSPX

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, SSGA Funds (the “Trust,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): George M. Pereira, Mark E. Swanson and Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal periods ended August 31, 2026 and August 31, 2025, the aggregate audit fees billed for professional services rendered by the principal accountant, Ernst & Young LLP (“EY”), were $59,096 and $66,688, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b)	Audit-Related Fees

For the fiscal years ended August 31, 2026 and August 31, 2025, there were no fees for assurance and related services by EY reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal year ended August 31, 2026, the aggregate tax fees billed for professional services rendered by EY for tax preparation and tax compliance services were $22,500. For the fiscal year ended August 31, 2025, the aggregate tax fees billed for professional services rendered by EY for the review of tax compliance and year-end distribution requirements were $5,062.

(d)	All Other Fees

For the fiscal years ended August 31, 2026 and August 31, 2025, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended August 31, 2026 and August 31, 2025, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,313,227 and $9,637,151, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or Vice Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or Vice Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

The aggregate non-audit fees billed for by EY for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were as follows:

	FY 2026 (in millions)		FY 2025 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex(1)(2):
Audit Related Fees	$24.6		$18.6
Tax Fees	$3.7		$3.4
All Other Fees	$16.4		$15.8

(1)	Information is for the calendar years 2026 and 2025, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) EY notified the Trust’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Annual Financial Statements and Other Information
August 31, 2026
SSGA Funds
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

[This Page Intentionally Left Blank]

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 5.2%
Aurizon Holdings Ltd.	293,342	$769,364
BHP Group Ltd.	84,449	4,007,984
Brambles Ltd.	15,921	223,502
Computershare Ltd.	2,424	69,065
Downer EDI Ltd.	99,724	468,077
Glencore PLC	31,982	258,107
Helia Group Ltd.	142,812	515,789
Qantas Airways Ltd.	107,168	723,424
QBE Insurance Group Ltd.	18,215	290,557
Rio Tinto Ltd.	2,391	299,518
Telstra Group Ltd. (a)	490,915	1,642,857
Ventia Services Group Ltd.	209,270	817,298
Virgin Australia Holdings Ltd. (b)	18,372	36,336
		10,121,878
BELGIUM — 1.3%
Ageas SA	11,080	971,682
Anheuser-Busch InBev SA	6,490	514,726
Umicore SA (a)	33,478	920,051
		2,406,459
CHINA — 2.3%
SITC International Holdings Co. Ltd.	375,000	2,283,934
Yangzijiang Shipbuilding Holdings Ltd.	548,500	2,088,537
		4,372,471
DENMARK — 1.6%
D/S Norden AS	6,581	367,733
Danske Bank AS	38,138	2,208,116
Jyske Bank AS	3,098	527,610
		3,103,459
FINLAND — 2.3%
Nokia OYJ	186,291	1,888,619
Nordea Bank Abp	121,279	2,481,452
		4,370,071
FRANCE — 6.1%
AXA SA	8,535	427,286
Ayvens SA (c)	87,066	1,152,899
BNP Paribas SA	17,168	2,049,586
Carmila SA REIT	32,950	607,011
Cie des Alpes	2,221	51,596
Covivio SA REIT	5,087	296,031
Derichebourg SA	34,520	369,892
Eiffage SA	10,592	1,341,041
Elis SA	22,576	627,782
Ipsen SA	6,559	1,242,594
Opmobility	2,068	30,290
Publicis Groupe SA	3,162	370,771
Rexel SA	13,819	576,889
Rubis SCA	4,362	170,240
Societe Generale SA	25,519	2,153,461
Sopra Steria Group	193	40,061
Security Description	Shares	Value
Valeo SE	17,780	$297,187
		11,804,617
GERMANY — 9.9%
Bayer AG	12,536	714,080
Commerzbank AG	44,167	2,061,834
Daimler Truck Holding AG	40,684	2,211,131
Deutsche Bank AG	65,029	2,618,022
Deutsche Post AG	37,841	2,467,588
Deutsche Telekom AG	86,901	2,864,672
Fresenius SE & Co. KGaA	31,725	1,667,285
Indus Holding AG	8,486	364,213
Merck KGaA	11,004	1,776,655
RWE AG	24,534	1,671,091
SAF-Holland SE	16,140	417,130
Siemens AG	532	176,485
		19,010,186
HONG KONG — 0.5%
DFI Retail Group Holdings Ltd.	40,600	150,626
WH Group Ltd. (c)	866,000	819,217
		969,843
INDONESIA — 0.0% *
Golden Agri-Resources Ltd.	181,400	44,954
IRELAND — 0.2%
AIB Group PLC	33,572	427,586
ISRAEL — 1.9%
Bank Hapoalim BM	60,988	1,575,719
Bank Leumi Le-Israel BM	48,461	1,236,830
Ituran Location & Control Ltd.	18,000	917,280
		3,729,829
ITALY — 4.8%
Enel SpA	216,718	2,371,536
Eni SpA	69,568	1,883,200
Intesa Sanpaolo SpA	358,073	2,823,677
OVS SpA (c)	124,958	865,064
UniCredit SpA	13,729	1,341,773
		9,285,250
IVORY COAST — 0.4%
Endeavour Mining PLC	12,340	792,896
JAPAN — 23.7%
ADEKA Corp.	16,100	469,747
Advantest Corp.	300	63,268
Artience Co. Ltd.	29,600	956,094
Asahi Kasei Corp. (a)	80,800	831,519
Astellas Pharma, Inc.	141,600	2,102,062
Bridgestone Corp.	83,000	2,153,584
Brother Industries Ltd.	31,800	976,593
Canon Marketing Japan, Inc.	38,400	898,764
DIC Corp.	27,500	867,433
Electric Power Development Co. Ltd. Class C	7,900	202,458
Exedy Corp.	20,300	789,127
FCC Co. Ltd.	18,500	484,069
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Shares	Value
Fujitsu Ltd.	3,200	$77,501
Hamakyorex Co. Ltd.	6,400	74,476
Haseko Corp.	42,100	763,730
INFRONEER Holdings, Inc. (a)	53,800	961,496
JTEKT Corp.	71,600	963,855
Kanamoto Co. Ltd.	14,500	501,940
Kaneka Corp.	23,900	932,811
Kanematsu Corp.	59,600	842,048
Kawasaki Kisen Kaisha Ltd. (a)	34,300	714,986
Kioxia Holdings Corp. (b)	1,900	594,560
Kirin Holdings Co. Ltd.	94,500	1,806,592
Koito Manufacturing Co. Ltd.	53,700	909,454
Komatsu Ltd.	44,800	2,085,899
Lintec Corp.	23,200	803,105
Mabuchi Motor Co. Ltd.	84,900	937,753
Makita Corp. (a)	53,700	1,781,260
Mitsubishi Electric Corp.	20,600	720,194
Mitsubishi UFJ Financial Group, Inc.	7,600	175,074
Morita Holdings Corp.	1,700	26,668
MS&AD Insurance Group Holdings, Inc.	18,600	594,618
Nachi-Fujikoshi Corp.	14,500	510,110
Nishi-Nippon Railroad Co. Ltd.	13,000	254,385
Nomura Holdings, Inc.	211,800	2,168,381
Noritsu Koki Co. Ltd.	22,600	298,362
Ono Pharmaceutical Co. Ltd.	30,600	469,392
Osaka Gas Co. Ltd.	43,800	1,578,445
OSG Corp. (a)	37,800	878,569
Otsuka Holdings Co. Ltd.	12,000	920,188
Raito Kogyo Co. Ltd.	39,300	943,446
Sakata INX Corp. (a)	20,700	348,175
Sanyo Chemical Industries Ltd. (a)	3,000	120,939
SCREEN Holdings Co. Ltd.	4,500	383,099
Senshu Electric Co. Ltd.	5,500	252,707
Sompo Holdings, Inc.	43,100	1,848,106
Stanley Electric Co. Ltd.	39,900	907,897
Takara Standard Co. Ltd.	1,200	23,850
TDK Corp.	54,700	1,053,938
TOKAI Holdings Corp.	14,400	117,904
Tokyo Electron Ltd.	4,200	1,483,869
Tokyo Gas Co. Ltd.	9,500	367,869
Toyo Seikan Group Holdings Ltd.	17,500	493,834
Toyoda Gosei Co. Ltd.	16,200	557,239
TRE Holdings Corp.	32,200	387,206
Tsubakimoto Chain Co.	55,500	944,282
Yamaha Motor Co. Ltd.	75,400	901,496
Yamaichi Electronics Co. Ltd.	800	40,563
Yokohama Rubber Co. Ltd.	8,000	372,031
		45,689,020
LUXEMBOURG — 1.0%
ArcelorMittal SA	26,401	1,965,695
NETHERLANDS — 5.1%
ASML Holding NV	2,335	3,937,598
Heineken Holding NV	513	40,698
Heineken NV	22,889	1,932,853
Security Description	Shares	Value
Koninklijke BAM Groep NV	68,479	$924,275
NN Group NV	23,296	2,105,226
SBM Offshore NV	21,920	893,178
		9,833,828
NORWAY — 1.0%
Equinor ASA	35,207	1,504,929
Hoegh Autoliners ASA	3,716	68,364
MPC Container Ships ASA	103,862	296,455
		1,869,748
PORTUGAL — 0.8%
Banco Comercial Portugues SA Class R	1,171,560	1,522,763
SINGAPORE — 0.7%
Hong Leong Asia Ltd.	29,300	67,539
STMicroelectronics NV	26,575	1,327,795
		1,395,334
SPAIN — 4.8%
Banco Bilbao Vizcaya Argentaria SA	114,938	3,341,659
Banco Santander SA	247,431	3,639,676
Prosegur Cia de Seguridad SA	28,547	95,663
Repsol SA	71,414	2,260,412
		9,337,410
SWEDEN — 2.1%
AcadeMedia AB (c)	11,612	122,938
Attendo AB (c)	55,767	695,221
Bilia AB Class A	2,676	40,904
Loomis AB	17,673	999,194
Peab AB Class B	25,949	266,327
Telefonaktiebolaget LM Ericsson Class B	170,285	1,719,625
Trelleborg AB Class B	2,823	132,637
		3,976,846
SWITZERLAND — 3.4%
Avolta AG	15,373	867,590
Logitech International SA (a)	17,923	1,760,483
Nestle SA	2,639	257,322
Sandoz Group AG	16,140	1,356,131
Temenos AG	357	32,858
UBS Group AG	39,827	2,181,653
Vontobel Holding AG	378	43,582
		6,499,619
UNITED KINGDOM — 11.0%
AEP Plantations PLC	15,580	43,277
AstraZeneca PLC	380	61,633
Barclays PLC	388,781	2,616,345
British American Tobacco PLC (a)	29,125	1,629,485
CK Hutchison Holdings Ltd.	238,500	2,145,099
Drax Group PLC	60,233	632,522
GSK PLC	74,779	1,878,070
HSBC Holdings PLC	61,506	1,273,779
Imperial Brands PLC	3,886	133,060
Inchcape PLC	24,994	287,699
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Shares	Value
JET2 PLC	3,430	$71,016
Johnson Service Group PLC	28,912	58,098
Jupiter Fund Management PLC	123,244	284,227
Keller Group PLC	22,808	933,327
Kier Group PLC	30,865	109,490
Kingfisher PLC	70,478	301,295
Lloyds Banking Group PLC	1,696,041	2,526,801
Man Group PLC	26,172	109,581
NatWest Group PLC	182,133	1,676,694
Polar Capital Holdings PLC	20,459	243,122
Serco Group PLC	22,433	78,727
Standard Chartered PLC	29,586	872,739
Tesco PLC	341,212	2,114,292
Vodafone Group PLC	717,651	1,151,829
		21,232,207
UNITED STATES — 8.9%
Aegon Ltd. (a)	212,972	1,965,167
AerCap Holdings NV	14,000	2,043,160
BP PLC	200,304	1,396,415
InterContinental Hotels Group PLC	4,341	706,064
Novartis AG	28,307	4,316,349
Roche Holding AG	9,742	4,251,843
Roche Holding AG Class BR, Bearer Shares	283	126,174
Sanofi SA	3,814	340,280
Shell PLC	45,153	2,046,244
		17,191,696
TOTAL COMMON STOCKS (Cost $157,472,994)		190,953,665
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.66% (d) (e)	326,117	326,117
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	7,789,453	$7,789,453
TOTAL SHORT-TERM INVESTMENTS (Cost $8,115,570)		8,115,570
TOTAL INVESTMENTS — 103.2% (Cost $165,588,564)		199,069,235
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(6,080,803)
NET ASSETS — 100.0%		$192,988,432

(a)	All or a portion of the shares of the security are on loan at August 31, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.9% of net assets as of August 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the year ended August 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at August 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended August 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At August 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	13	09/18/2026	$2,060,675	$2,098,692	$38,017
During the year ended August 31, 2026, the average notional value related to futures contracts was $3,448,060.
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$190,953,665	$—	$—	$190,953,665
Short-Term Investments	8,115,570	—	—	8,115,570
TOTAL INVESTMENTS	$199,069,235	$—	$—	$199,069,235
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$38,017	$—	$—	$38,017
TOTAL OTHER FINANCIAL INSTRUMENTS:	$38,017	$—	$—	$38,017
Industry Breakdown as of August 31, 2026

% of Net Assets
Banks	18.9%
Pharmaceuticals	10.1
Machinery	5.6
Oil, Gas & Consumable Fuels	4.7
Insurance	4.3
Auto Components	4.1
Semiconductors & Semiconductor Equipment	4.1
Capital Markets	4.0
Metals & Mining	3.8
Construction & Engineering	3.3
Chemicals	3.2
Communications Equipment	2.3
Diversified Telecommunication Services	2.3
Beverages	2.2
Trading Companies & Distributors	2.2
Marine	1.9
Commercial Services & Supplies	1.7
Industrial Conglomerates	1.5
Technology Hardware, Storage & Peripherals	1.4
Air Freight & Logistics	1.3
Independent Power and Renewable Electricity Producers	1.3
Electric Utilities	1.2
Health Care Providers & Services	1.2
Consumer Staples Distribution & Retail	1.2
Ground Transportation	1.1
Gas Utilities	1.1
Electronic Equipment, Instruments & Components	1.0
Tobacco	0.9
Electrical Equipment	0.9
Specialty Retail	0.6
Food Products	0.6
Wireless Telecommunication Services	0.6
Automobiles	0.5
Energy Equipment & Services	0.5
Textiles, Apparel & Luxury Goods	0.4
Airlines	0.4
Household Durables	0.4
Hotels, Restaurants & Leisure	0.4
Retail REITs	0.3
Financial Services	0.3
Containers & Packaging	0.3
Media	0.2
Leisure Equipment & Products	0.2
Diversified REITs	0.2
Distributors	0.1
Diversified Consumer Services	0.1
IT Services	0.1
Professional Services	0.0 *
Software	0.0 *
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

% of Net Assets
Building Products	0.0 *%
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(3.2)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,529,029	$5,529,029	$65,715,268	$70,918,180	$—	$—	326,117	$326,117	$149,938
State Street Navigator Securities Lending Portfolio II	4,505,110	4,505,110	72,233,251	68,948,908	—	—	7,789,453	7,789,453	21,054
Total		$10,034,139	$137,948,519	$139,867,088	$—	$—		$8,115,570	$170,992
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Assets and Liabilities
August 31, 2026

ASSETS
Investments in unaffiliated issuers, at value *	$190,953,665
Investments in affiliated issuers, at value	8,115,570
Total Investments	199,069,235
Foreign currency, at value	925,980
Net cash at broker	22,580
Receivable from broker — variation margin on open futures contracts	38,045
Receivable for fund shares sold	29,730
Dividends receivable — unaffiliated issuers	399,968
Dividends receivable — affiliated issuers	3,945
Securities lending income receivable — unaffiliated issuers	300
Securities lending income receivable — affiliated issuers	2,075
Net receivable for foreign taxes recoverable	617,178
Prepaid expenses and other assets	1,183
TOTAL ASSETS	201,110,219
LIABILITIES
Due to custodian	2,619
Payable upon return of securities loaned	7,789,453
Payable for fund shares repurchased	51,771
Advisory fee payable	81,315
Custodian fees payable	90,629
Administration fees payable	6,868
Shareholder servicing fee payable	2,479
Distribution fees payable	24,486
Trustees’ fees and expenses payable	14,963
Transfer agent fees payable	12,617
Sub-transfer agent fee payable	2,503
Registration and filing fees payable	10,921
Professional fees payable	21,031
Printing and postage fees payable	6,952
Accrued expenses and other liabilities	3,180
TOTAL LIABILITIES	8,121,787
NET ASSETS	$192,988,432
NET ASSETS CONSIST OF:
Paid-in capital	$132,347,745
Total distributable earnings (loss)	60,640,687
NET ASSETS	$192,988,432
NET ASSET VALUE PER SHARE
Class A
Net Assets	$1,098,005
Shares Outstanding	64,175
Net asset value, offering and redemption price per share	$17.11
Maximum sales charge	5.25%
Maximum offering price per share	$18.06
Class I
Net Assets	$9,564,750
Shares Outstanding	578,073
Net asset value, offering and redemption price per share	$16.55
Class K
Net Assets	$55,307,183
Shares Outstanding	3,339,687
Net asset value, offering and redemption price per share	$16.56
Class N
Net Assets	$127,018,494
Shares Outstanding	7,656,455
Net asset value, offering and redemption price per share	$16.59
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Assets and Liabilities (continued)
August 31, 2026

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$157,472,994
Investments in affiliated issuers	8,115,570
Total cost of investments	$165,588,564
Foreign currency, at cost	$929,191
* Includes investments in securities on loan, at value	$10,097,367
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Operations
For the Year Ended August 31, 2026

INVESTMENT INCOME
Interest income — unaffiliated issuers	$3,900
Dividend income — unaffiliated issuers	7,435,503
Dividend income — affiliated issuers	149,938
Unaffiliated securities lending income	5,939
Affiliated securities lending income	21,054
Foreign taxes withheld	(646,952)
TOTAL INVESTMENT INCOME (LOSS)	6,969,382
EXPENSES
Advisory fee	1,558,680
Administration fees	103,912
Shareholder servicing fees
Class N	33,941
Distribution fees
Class A	2,247
Class N	332,030
Custodian fees	87,774
Trustees’ fees and expenses	21,926
Transfer agent fees	34,342
Class A	1,572
Class I	6,751
Registration and filing fees	109,893
Professional fees and expenses	35,024
Printing and postage fees	19,956
Insurance expense	2,172
Taxes and fees	6,523
Miscellaneous expenses	8,219
TOTAL EXPENSES	2,364,962
Expenses waived/reimbursed by the Adviser	(423,219)
NET EXPENSES	1,941,743
NET INVESTMENT INCOME (LOSS)	$5,027,639
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	43,889,849
Foreign currency transactions	(20,582)
Futures contracts	160,557
Net realized gain (loss)	44,029,824
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	3,513,800
Foreign currency translations	(26,291)
Futures contracts	12,703
Net change in unrealized appreciation/depreciation	3,500,212
NET REALIZED AND UNREALIZED GAIN (LOSS)	47,530,036
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$52,557,675
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statements of Changes in Net Assets

	Year Ended 8/31/26	Year Ended 8/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,027,639	$3,786,406
Net realized gain (loss)	44,029,824	17,464,470
Net change in unrealized appreciation/depreciation	3,500,212	10,341,676
Net increase (decrease) in net assets resulting from operations	52,557,675	31,592,552
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(74,267)	(4,959)
Class I	(449,869)	(111,914)
Class K	(4,957,265)	(1,651,465)
Class N	(13,300,809)	(2,776,249)
Total distributions to shareholders	(18,782,210)	(4,544,587)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from shares sold	260,596	544,345
Reinvestment of distributions	74,267	4,959
Cost of shares redeemed	(61,346)	(81,828)
Net increase (decrease) from capital share transactions	273,517	467,476
Class I
Proceeds from shares sold	5,632,482	2,651,381
Reinvestment of distributions	446,189	111,481
Cost of shares redeemed	(2,102,668)	(2,300,651)
Net increase (decrease) from capital share transactions	3,976,003	462,211
Class K
Proceeds from shares sold	17,273,195	22,739,892
Reinvestment of distributions	4,952,045	1,651,465
Cost of shares redeemed	(23,671,824)	(33,152,079)
Net increase (decrease) from capital share transactions	(1,446,584)	(8,760,722)
Class N
Proceeds from shares sold	47,638,937	38,825,159
Reinvestment of distributions	13,177,655	2,745,752
Cost of shares redeemed	(84,864,906)	(19,968,600)
Net increase (decrease) from capital share transactions	(24,048,314)	21,602,311
Net increase (decrease) in net assets from beneficial interest transactions	(21,245,378)	13,771,276
Net increase (decrease) in net assets during the period	12,530,087	40,819,241
Net assets at beginning of period	180,458,345	139,639,104
NET ASSETS AT END OF PERIOD	$192,988,432	$180,458,345
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	16,576	41,633
Reinvestment of distributions	5,028	440
Shares redeemed	(3,796)	(5,989)
Net increase (decrease) from capital share transactions	17,808	36,084
Class I
Shares sold	361,734	212,526
Reinvestment of distributions	31,312	10,237
Shares redeemed	(135,963)	(179,575)
Net increase (decrease) from capital share transactions	257,083	43,188
Class K
Shares sold	1,139,999	1,894,598
Reinvestment of distributions	347,268	151,650
Shares redeemed	(1,549,085)	(2,738,922)
Net increase (decrease) from capital share transactions	(61,818)	(692,674)
Class N
Shares sold	3,167,277	3,016,471
Reinvestment of distributions	920,870	251,212
Shares redeemed	(5,469,405)	(1,617,731)
Net increase (decrease) from capital share transactions	(1,381,258)	1,649,952
See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Year Ended 8/31/26	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22
Net asset value, beginning of period	$14.51	$12.22	$10.41	$9.11	$11.84
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.33	0.32	0.26	0.17	0.32
Net realized and unrealized gain (loss)	3.68	2.36	1.78	1.16	(2.57)
Total from investment operations	4.01	2.68	2.04	1.33	(2.25)
Distributions to shareholders from:
Net investment income	(0.94)	(0.39)	(0.23)	(0.03)	(0.48)
Net realized gains	(0.47)	—	—	—	—
Total distributions	(1.41)	(0.39)	(0.23)	(0.03)	(0.48)
Net asset value, end of period	$17.11	$14.51	$12.22	$10.41	$9.11
Total return (c)	29.15%	22.83%	19.89%	14.68%	(19.76)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,098	$673	$126	$95	$3,725
Ratios to Average Net Assets:
Total expenses (b)	1.38%	1.42%	1.49%	1.67%	1.44%
Net expenses (b)	1.18%	1.18%	1.24%	1.43%	1.20%
Net investment income (loss) (b)	2.07%	2.49%	2.40%	1.87%	3.05%
Portfolio turnover rate	100%	131%	98%	106%	120%

(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class I
	Year Ended 8/31/26	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22
Net asset value, beginning of period	$14.07	$11.85	$10.43	$9.17	$11.93
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.41	0.34	0.30	0.34	0.37
Net realized and unrealized gain (loss)	3.52	2.30	1.73	1.27	(2.59)
Total from investment operations	3.93	2.64	2.03	1.61	(2.22)
Distributions to shareholders from:
Net investment income	(0.98)	(0.42)	(0.61)	(0.35)	(0.54)
Net realized gains	(0.47)	—	—	—	—
Total distributions	(1.45)	(0.42)	(0.61)	(0.35)	(0.54)
Net asset value, end of period	$16.55	$14.07	$11.85	$10.43	$9.17
Total return (c)	29.65%	23.20%	20.44%	17.82%	(19.47)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,565	$4,515	$3,291	$2,456	$2,604
Ratios to Average Net Assets:
Total expenses (b)	1.05%	1.05%	1.09%	1.11%	1.04%
Net expenses (b)	0.85%	0.82%	0.84%	0.87%	0.81%
Net investment income (loss) (b)	2.70%	2.76%	2.81%	3.42%	3.46%
Portfolio turnover rate	100%	131%	98%	106%	120%

(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class K
	Year Ended 8/31/26	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22
Net asset value, beginning of period	$14.07	$11.85	$10.43	$9.17	$11.93
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.37	0.35	0.31	0.36	0.35
Net realized and unrealized gain (loss)	3.57	2.30	1.73	1.25	(2.57)
Total from investment operations	3.94	2.65	2.04	1.61	(2.22)
Distributions to shareholders from:
Net investment income	(0.98)	(0.43)	(0.62)	(0.35)	(0.54)
Net realized gains	(0.47)	—	—	—	—
Total distributions	(1.45)	(0.43)	(0.62)	(0.35)	(0.54)
Net asset value, end of period	$16.56	$14.07	$11.85	$10.43	$9.17
Total return (c)	29.67%	23.38%	20.45%	18.01%	(19.42)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$55,307	$47,857	$48,521	$45,320	$66,731
Ratios to Average Net Assets:
Total expenses (b)	0.96%	0.99%	1.00%	0.99%	0.98%
Net expenses (b)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss) (b)	2.45%	2.90%	2.87%	3.70%	3.25%
Portfolio turnover rate	100%	131%	98%	106%	120%

(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.

See accompanying notes to financial statements.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class N
	Year Ended 8/31/26	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22
Net asset value, beginning of period	$14.10	$11.87	$10.45	$9.18	$11.94
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.37	0.30	0.29	0.33	0.35
Net realized and unrealized gain (loss)	3.54	2.33	1.72	1.27	(2.60)
Total from investment operations	3.91	2.63	2.01	1.60	(2.25)
Distributions to shareholders from:
Net investment income	(0.95)	(0.40)	(0.59)	(0.33)	(0.51)
Net realized gains	(0.47)	—	—	—	—
Total distributions	(1.42)	(0.40)	(0.59)	(0.33)	(0.51)
Net asset value, end of period	$16.59	$14.10	$11.87	$10.45	$9.18
Total return (c)	29.33%	23.09%	20.09%	17.79%	(19.61)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$127,018	$127,414	$87,702	$86,241	$86,569
Ratios to Average Net Assets:
Total expenses (b)	1.20%	1.24%	1.25%	1.24%	1.23%
Net expenses (b)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) (b)	2.40%	2.48%	2.64%	3.34%	3.25%
Portfolio turnover rate	100%	131%	98%	106%	120%

(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.

See accompanying notes to financial statements.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Financial Statements — August 31, 2026

1. Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company.
As of August 31, 2026, the Trust consists of two (2) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street International Stock Selection Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 7, 1995	Diversified
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I, Class K and Class N shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund's investments in accordance with its investment objective. The Fund's chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund's Total Return is utilized by the CODM to compare results, including the impact of the Fund's costs, to the Fund's competitors and to the Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND (continued)
Notes to Financial Statements — August 31, 2026

Valuation techniques used to value the Fund's investments by major category are as follows:
• Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of August 31, 2026 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND (continued)
Notes to Financial Statements — August 31, 2026

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of August 31, 2026, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union ("EU"), the Fund filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by the Fund, if any, during a fiscal year reduce the amounts of foreign taxes that the Fund passes through to its shareholders for their use as foreign tax credits on their individual income tax returns. In the event that EU reclaims received by the Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed through those refunded EU taxes to its shareholders for their use as foreign tax credits on prior year individual income tax returns the Fund will enter into a closing agreement with the Internal Revenue Service (the "IRS") in order to pay the associated tax liability on behalf of the Fund's shareholders, payable by the Fund to the IRS as a compliance fee.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND (continued)
Notes to Financial Statements — August 31, 2026

4. Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended August 31, 2026, the Fund entered into futures contracts in order to equitize cash.
The following tables summarize the value of the Fund's derivative instruments as of August 31, 2026, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$38,045	$—	$38,045

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$160,557	$—	$160,557

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$12,703	$—	$12,703
5. Fees and Transactions with Affiliates
Advisory Fees
SSGA FM manages the Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly owned subsidiary of State Street Corporation. The Adviser and other advisory affiliates of State Street Corporation make up State Street Investment Management, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Fund in accordance with its investment objectives, policies and limitations. For its services, the Fund pays the Adviser a management fee at an annual rate of 0.75% of its average daily net assets. The fees are accrued daily and paid monthly.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND (continued)
Notes to Financial Statements — August 31, 2026

The Adviser is contractually obligated until December 31, 2026 to waive up to the full amount of its management fee and/or to reimburse the Fund for expenses to the extent that total annual Fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2026 except with the approval of the Board. During the year ended August 31, 2026, SSGA FM agreed to reimburse fees of $402,436.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2026. For the year ended August 31, 2026, SSGA FM waived fees in the amount of $20,782.
The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class N shares and for services provided to shareholders in those classes (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares and 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended August 31, 2026 are disclosed in the Fund's Schedule of Investments.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND (continued)
Notes to Financial Statements — August 31, 2026

6. Trustees’ Fees
The fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended August 31, 2026 were as follows:
	Purchases	Sales
State Street International Stock Selection Fund	$202,592,547	$236,449,322
8. Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to foreign currencies, passive foreign investment companies, wash sale loss deferrals, and futures contracts. In addition, the Fund has claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended August 31, 2026 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street International Stock Selection Fund	$14,442,463	$4,339,747	$18,782,210
The tax character of distributions paid during the year ended August 31, 2025 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street International Stock Selection Fund	$4,544,587	$ —	$4,544,587
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street International Stock Selection Fund	$10,329,626	$—	$17,562,511	$32,748,550	$60,640,687
As of August 31, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND (continued)
Notes to Financial Statements — August 31, 2026

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Stock Selection Fund	$166,375,564	$34,999,222	$2,267,534	$32,731,688
9. Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of August 31, 2026, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of August 31, 2026:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Stock Selection Fund	$10,097,367	$7,789,453	$2,841,259	$10,630,712

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of August 31, 2026:
		Remaining Contractual Maturity of the Agreements as of August 31, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Stock Selection Fund	Common Stocks	$7,789,453	$—	$—	$—	$7,789,453	$7,789,453
10. Line of Credit
Effective October 1, 2026, the Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $300 million of a $1.425 billion ($210 million of $1.425 billion prior to October 1, 2026) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in September 30, 2027, unless extended or renewed.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND (continued)
Notes to Financial Statements — August 31, 2026

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of August 31, 2026.
11. New Accounting Pronouncement
The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2026-03 (Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions) on September 9, 2026, that will become effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Management is currently reviewing the impact of the new accounting pronouncement.
12. Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND (continued)
Notes to Financial Statements — August 31, 2026

13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street International Stock Selection Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Stock Selection Fund (the “Fund”) (one of the funds constituting SSGA Funds (the “Trust”)), including the schedule of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting SSGA Funds) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Investment Management investment companies since 2000.
Boston, Massachusetts
October 23, 2026

SSGA FUNDS
State Street International Stock Selection Fund
Other Information — August 31, 2026 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended August 31, 2026.
Qualified Business Income Deduction
The Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended August 31, 2026 is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
Long term capital gains dividends were paid from the following Fund during the year ended August 31, 2026:
Amount
State Street International Stock Selection Fund	$11,824,479
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended August 31, 2026, the total amount of foreign taxes that will be passed through are:
Amount
State Street International Stock Selection Fund	$441,747
The amount of foreign source income earned on the Fund during the year ended August 31, 2026 was as follows:
Amount
State Street International Stock Selection Fund	$3,501,997

SSGA FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
August 31, 2026 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the SSGA Funds (the “Trust”), met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to State Street International Stock Selection Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
• A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
 o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
 o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
 o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
 o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
______________________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

SSGA FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
August 31, 2026 (Unaudited)

• Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund, as applicable; and
• Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
• Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and for Fund operations;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
• Information regarding the Adviser’s risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
• Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, as applicable, and the role of the Adviser in managing the Fund’s relationship with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the Fund;
• Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:
 o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
 o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
 o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

SSGA FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
August 31, 2026 (Unaudited)

• Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
• Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall

SSGA FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
August 31, 2026 (Unaudited)

financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street International Stock Selection Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3- and 5-year periods and was below the median of its Performance Universe for the 10-year period. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3- and 5-year periods and was below the Benchmark for the 10-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street International Stock Selection Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

SSGA FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
August 31, 2026 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Annual Financial Statements and Other Information
August 31, 2026
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

[This Page Intentionally Left Blank]

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATION SERVICES — 9.5%
Alphabet, Inc. Class A	152,022	$51,588,666
Alphabet, Inc. Class C	122,478	41,080,346
AppLovin Corp. Class A (a)	7,120	2,221,867
AT&T, Inc.	182,041	4,713,041
Charter Communications, Inc. Class A (a)	2,420	368,905
Comcast Corp. Class A	90,687	2,414,088
EchoStar Corp. Class A (a)	3,200	276,608
Fox Corp. Class A	5,616	378,238
Fox Corp. Class B	2,900	174,638
Live Nation Entertainment, Inc. (a)	4,400	791,516
Meta Platforms, Inc. Class A	56,803	32,510,629
Netflix, Inc. (a)	108,670	8,807,704
News Corp. Class A	10,861	333,541
News Corp. Class B	3,800	130,758
Omnicom Group, Inc.	6,804	595,554
Paramount Skydance Corp. Class B	7,358	80,276
Reddit, Inc. Class A (a)	3,400	502,554
Take-Two Interactive Software, Inc. (a)	4,594	1,009,302
TKO Group Holdings, Inc.	1,500	273,915
T-Mobile U.S., Inc.	12,085	2,180,617
Trade Desk, Inc. Class A (a)	13,100	179,732
Verizon Communications, Inc.	107,564	5,380,351
Walt Disney Co.	45,518	4,895,461
Warner Bros Discovery, Inc. (a)	66,333	1,892,480
		162,780,787
CONSUMER DISCRETIONARY — 9.1%
Airbnb, Inc. Class A (a)	10,700	1,960,454
Amazon.com, Inc. (a)	253,808	65,931,704
Aptiv PLC (a)	6,403	286,598
AutoZone, Inc. (a)	441	1,319,137
Best Buy Co., Inc.	5,145	412,372
Booking Holdings, Inc.	20,340	4,049,491
Carnival Corp. Ltd.	34,149	815,820
Carvana Co. (a)	17,880	1,313,465
Chipotle Mexican Grill, Inc. (a)	32,900	1,251,187
Darden Restaurants, Inc.	2,840	608,498
Deckers Outdoor Corp. (a)	3,200	278,656
Domino's Pizza, Inc.	931	318,458
DoorDash, Inc. Class A (a)	9,600	2,224,704
Dr. Horton, Inc.	7,136	1,031,580
eBay, Inc.	11,692	1,210,824
Expedia Group, Inc.	3,075	975,144
Ford Motor Co.	101,331	1,412,554
Garmin Ltd.	4,299	1,221,389
General Motors Co.	23,941	2,066,587
Genuine Parts Co.	3,420	463,991
Hasbro, Inc.	3,132	294,721
Hilton Worldwide Holdings, Inc.	6,023	1,904,954
Home Depot, Inc.	25,767	8,447,196
Security Description	Shares	Value
Las Vegas Sands Corp.	8,205	$359,461
Lennar Corp. Class A	5,015	421,812
Lowe's Cos., Inc.	14,303	2,927,824
Lululemon Athletica, Inc. (a)	2,700	324,702
Marriott International, Inc. Class A	5,726	1,956,918
McDonald's Corp.	18,549	4,888,403
MGM Resorts International (a)	5,184	214,410
NIKE, Inc. Class B	31,626	1,235,312
Norwegian Cruise Line Holdings Ltd. (a)	13,900	224,346
NVR, Inc. (a)	60	378,914
O'Reilly Automotive, Inc. (a)	21,790	1,934,952
PulteGroup, Inc.	5,352	676,065
Ralph Lauren Corp.	916	317,760
Ross Stores, Inc.	8,434	1,927,506
Royal Caribbean Cruises Ltd.	6,437	1,729,879
Starbucks Corp.	29,169	3,099,206
Tapestry, Inc.	5,081	626,945
Tesla, Inc. (a)	72,795	26,784,920
TJX Cos., Inc.	28,924	3,873,213
Tractor Supply Co.	14,765	515,299
Ulta Beauty, Inc. (a)	1,249	670,838
Williams-Sonoma, Inc.	3,000	684,750
Wynn Resorts Ltd.	1,991	181,738
Yum! Brands, Inc.	7,449	1,142,006
		156,896,663
CONSUMER STAPLES — 4.5%
Altria Group, Inc.	43,741	2,995,384
Archer-Daniels-Midland Co.	13,061	1,061,729
Brown-Forman Corp. Class B (b)	5,827	154,823
Bunge Global SA	3,300	383,493
Casey's General Stores, Inc.	1,000	752,210
Church & Dwight Co., Inc.	6,103	608,957
Clorox Co.	3,498	341,685
Coca-Cola Co.	100,633	8,923,128
Colgate-Palmolive Co.	21,062	1,891,789
Constellation Brands, Inc. Class A	3,276	427,911
Costco Wholesale Corp.	11,551	10,902,873
Dollar General Corp.	6,174	782,555
Dollar Tree, Inc. (a)	4,279	541,679
Estee Lauder Cos., Inc. Class A	6,164	630,577
General Mills, Inc.	14,895	613,674
Hershey Co.	4,006	705,897
Hormel Foods Corp.	7,898	172,571
J.M. Smucker Co.	3,055	400,694
Kenvue, Inc.	49,063	926,309
Keurig Dr. Pepper, Inc.	36,989	1,178,470
Kimberly-Clark Corp.	8,647	933,444
Kraft Heinz Co.	22,051	566,049
Kroger Co.	15,142	871,271
McCormick & Co., Inc.	6,922	375,311
Molson Coors Beverage Co. Class B (b)	4,209	167,350
See accompanying notes to financial statements.
1

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Shares	Value
Mondelez International, Inc. Class A	32,310	$2,005,482
Monster Beverage Corp. (a)	37,020	1,699,958
PepsiCo, Inc.	35,045	4,918,215
Philip Morris International, Inc.	40,285	7,545,380
Procter & Gamble Co.	60,236	8,741,448
Sysco Corp.	11,841	960,068
Target Corp.	11,736	1,888,088
Tyson Foods, Inc. Class A	7,949	438,308
Walmart, Inc.	113,633	11,916,693
		77,423,473
ENERGY — 3.5%
APA Corp.	9,509	410,313
Baker Hughes Co.	25,798	1,639,463
Chevron Corp.	48,448	9,987,071
ConocoPhillips	31,248	4,140,047
Devon Energy Corp.	29,882	1,449,576
Diamondback Energy, Inc.	5,266	1,055,728
EOG Resources, Inc.	13,523	1,960,294
EQT Corp.	16,995	920,789
Expand Energy Corp.	6,400	628,224
ExxonMobil Holdings Corp.	107,146	17,245,149
Halliburton Co.	20,980	773,113
Kinder Morgan, Inc.	50,055	1,613,773
Marathon Petroleum Corp.	7,475	2,790,567
Occidental Petroleum Corp.	19,460	1,171,103
ONEOK, Inc.	16,666	1,600,103
Phillips 66 Co.	10,392	2,562,459
SLB Ltd.	38,574	2,318,297
Targa Resources Corp.	5,404	1,586,885
Texas Pacific Land Corp.	1,560	583,970
Valero Energy Corp.	7,575	2,718,819
Williams Cos., Inc.	32,294	2,423,665
		59,579,408
FINANCIALS — 12.3%
Aflac, Inc.	11,968	1,386,493
Allstate Corp.	6,867	1,770,313
American Express Co.	13,652	4,507,481
American International Group, Inc.	13,346	1,019,101
Ameriprise Financial, Inc.	2,296	1,269,940
Aon PLC Class A	5,388	1,732,350
Apollo Global Management, Inc.	12,100	1,652,618
Arch Capital Group Ltd. (a)	8,864	869,292
ARES Management Corp. Class A	5,700	816,069
Arthur J Gallagher & Co.	6,835	1,791,795
Assurant, Inc.	1,104	311,173
Bank of America Corp.	169,906	10,523,978
Bank of New York Mellon Corp.	17,809	2,872,235
Berkshire Hathaway, Inc. Class B (a)	47,611	23,997,372
Blackrock, Inc.	3,724	4,303,492
Blackstone, Inc.	18,876	2,703,798
Block, Inc. (a)	13,500	1,107,270
Security Description	Shares	Value
Brown & Brown, Inc.	8,179	$590,278
Capital One Financial Corp.	15,989	3,429,800
Cboe Global Markets, Inc.	2,679	804,236
Charles Schwab Corp.	42,766	4,696,562
Chubb Ltd.	9,408	3,185,549
Cincinnati Financial Corp.	4,274	726,153
Citigroup, Inc.	44,031	5,795,360
Citizens Financial Group, Inc.	10,294	708,948
CME Group, Inc.	9,598	2,740,229
Coinbase Global, Inc. Class A (a)	5,940	1,117,433
Corpay, Inc. (a)	1,745	705,503
Erie Indemnity Co. Class A (b)	800	204,448
Everest Group Ltd.	1,158	433,845
FactSet Research Systems, Inc. (b)	1,101	345,218
Fidelity National Information Services, Inc.	12,214	497,965
Fifth Third Bancorp	22,710	1,221,117
Fiserv, Inc. (a)	14,861	792,240
Franklin Templeton, Inc.	8,351	285,187
Global Payments, Inc.	5,757	524,175
Globe Life, Inc.	2,184	377,111
Goldman Sachs Group, Inc.	7,683	7,881,990
Hartford Insurance Group, Inc.	7,167	984,602
Huntington Bancshares, Inc.	55,814	931,257
Interactive Brokers Group, Inc. Class A	11,400	1,109,106
Intercontinental Exchange, Inc.	15,039	2,416,767
Invesco Ltd.	12,289	402,833
Jack Henry & Associates, Inc.	1,680	282,089
JPMorgan Chase & Co.	69,599	24,778,636
KeyCorp	21,871	472,632
KKR & Co., Inc.	18,400	2,018,848
Loews Corp.	3,906	422,981
M&T Bank Corp.	3,943	922,425
Marsh & McLennan Cos., Inc.	12,257	2,326,379
Mastercard, Inc. Class A	21,010	12,381,403
MetLife, Inc.	14,423	1,372,637
Moody's Corp.	3,944	1,990,300
Morgan Stanley	30,938	6,599,694
MSCI, Inc.	1,948	1,111,607
Nasdaq, Inc.	11,775	1,161,133
Northern Trust Corp.	4,768	884,750
PayPal Holdings, Inc.	23,827	1,254,849
PNC Financial Services Group, Inc.	10,247	2,455,489
Principal Financial Group, Inc.	5,526	608,744
Progressive Corp.	15,300	3,336,624
Prudential Financial, Inc.	8,906	1,047,346
Raymond James Financial, Inc.	4,400	783,948
Regions Financial Corp.	22,129	661,214
Robinhood Markets, Inc. Class A (a)	20,377	2,135,713
S&P Global, Inc.	7,776	3,389,092
State Street Corp. (c)	6,933	1,326,838
Synchrony Financial	9,197	708,905
See accompanying notes to financial statements.
2

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Shares	Value
T. Rowe Price Group, Inc.	5,522	$614,488
Travelers Cos., Inc.	5,382	1,969,435
Truist Financial Corp.	31,836	1,578,429
U.S. Bancorp	39,551	2,435,551
Visa, Inc. Class A	42,883	16,268,524
W.R. Berkley Corp.	7,075	477,987
Wells Fargo & Co.	78,722	6,800,794
Willis Towers Watson PLC	2,428	821,999
		210,944,165
HEALTH CARE — 9.3%
Abbott Laboratories	45,555	5,027,450
AbbVie, Inc	45,842	11,754,806
Agilent Technologies, Inc.	7,636	1,172,584
Align Technology, Inc. (a)	1,772	283,148
Amgen, Inc.	13,891	5,971,463
Baxter International, Inc. (b)	13,909	361,634
Becton Dickinson & Co.	7,050	1,326,176
Biogen, Inc. (a)	3,947	855,118
Bio-Techne Corp.	3,404	246,143
Boston Scientific Corp. (a)	37,498	1,811,153
Bristol-Myers Squibb Co.	52,273	3,492,359
Cardinal Health, Inc.	6,270	1,471,067
Cencora, Inc.	4,912	1,589,523
Centene Corp. (a)	12,896	829,729
Charles River Laboratories International, Inc. (a)	995	286,799
Cigna Group	6,993	1,930,627
Cooper Cos., Inc. (a)	5,600	392,504
CVS Health Corp.	32,714	3,072,172
Danaher Corp.	16,456	3,514,343
DaVita, Inc. (a)	1,072	188,683
Dexcom, Inc. (a)	10,020	912,421
Edwards Lifesciences Corp. (a)	15,208	1,380,126
Elevance Health, Inc.	5,522	2,167,606
Eli Lilly & Co.	20,516	23,731,473
GE HealthCare Technologies, Inc.	10,895	776,051
Gilead Sciences, Inc.	31,760	4,647,758
HCA Healthcare, Inc.	3,950	1,637,078
Henry Schein, Inc. (a)	3,000	269,400
Hologic, Inc. (a)	5,458	55
Humana, Inc.	3,065	1,174,600
IDEXX Laboratories, Inc. (a)	1,949	1,084,989
Incyte Corp. (a)	4,600	566,812
Insulet Corp. (a)	2,000	297,320
Intuitive Surgical, Inc. (a)	9,056	3,412,844
IQVIA Holdings, Inc. (a)	4,473	1,168,303
Johnson & Johnson	62,255	16,550,492
Labcorp Holdings, Inc.	2,274	756,469
McKesson Corp.	3,119	2,761,313
Medtronic PLC	33,239	3,013,115
Merck & Co., Inc.	63,936	9,447,183
Mettler-Toledo International, Inc. (a)	510	716,621
Moderna, Inc. (a)	8,600	1,206,924
Pfizer, Inc.	146,329	4,164,523
Security Description	Shares	Value
Quest Diagnostics, Inc.	2,810	$675,243
Regeneron Pharmaceuticals, Inc.	2,530	2,021,672
ResMed, Inc.	3,489	837,709
Revvity, Inc.	3,190	410,457
Solventum Corp. (a)	3,217	292,940
STERIS PLC	2,354	547,635
Stryker Corp.	8,805	2,851,059
Thermo Fisher Scientific, Inc.	9,535	5,884,048
UnitedHealth Group, Inc.	23,651	9,209,936
Universal Health Services, Inc. Class B	1,600	272,528
Veeva Systems, Inc. Class A (a)	4,100	1,171,329
Vertex Pharmaceuticals, Inc. (a)	6,502	3,540,469
Viatris, Inc.	33,637	555,347
Waters Corp. (a)	2,615	1,084,257
West Pharmaceutical Services, Inc.	1,770	603,765
Zimmer Biomet Holdings, Inc.	4,927	492,897
Zoetis, Inc.	10,989	847,252
		158,719,500
INDUSTRIALS — 8.3%
3M Co.	13,269	2,280,012
A.O. Smith Corp.	3,300	195,129
Allegion PLC	2,315	359,404
AMETEK, Inc.	5,776	1,358,342
Automatic Data Processing, Inc.	10,334	2,957,177
Axon Enterprise, Inc. (a)	2,100	1,189,776
Boeing Co. (a)	20,198	4,196,740
Broadridge Financial Solutions, Inc.	2,700	492,426
Builders FirstSource, Inc. (a)	2,700	179,280
Carrier Global Corp.	20,225	1,177,500
Caterpillar, Inc.	12,007	9,575,222
CH Robinson Worldwide, Inc.	2,797	418,599
Cintas Corp.	9,088	1,833,868
Comfort Systems USA, Inc.	900	1,391,058
Copart, Inc. (a)	22,424	739,768
CSX Corp.	47,333	2,390,790
Cummins, Inc.	3,634	2,051,030
Deere & Co.	6,572	4,304,069
Delta Air Lines, Inc.	17,449	1,361,022
Dover Corp.	3,475	674,949
DuPont de Nemours, Inc.	3,867	520,460
Eaton Corp. PLC	10,173	4,088,325
EMCOR Group, Inc.	1,140	837,376
Emerson Electric Co.	14,276	2,176,233
Equifax, Inc.	2,839	537,025
Expeditors International of Washington, Inc.	3,367	638,552
Fastenal Co.	30,138	1,486,105
FedEx Corp.	5,576	1,825,582
Fedex Freight Holding Co., Inc. (a)	2,968	396,940
Ferguson Enterprises, Inc.	5,000	1,122,550
Fortive Corp.	7,691	452,538
See accompanying notes to financial statements.
3

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Shares	Value
GE Vernova, Inc.	6,984	$6,275,334
Generac Holdings, Inc. (a)	1,423	263,796
General Dynamics Corp.	6,470	2,402,634
General Electric Co.	27,019	9,070,548
Honeywell Aerospace, Inc. (a)	8,360	1,321,800
Honeywell International, Inc.	8,360	1,785,111
Howmet Aerospace, Inc.	10,229	2,505,594
Hubbell, Inc.	1,480	670,440
Huntington Ingalls Industries, Inc.	919	267,613
IDEX Corp.	1,784	407,894
Illinois Tool Works, Inc.	6,801	1,872,791
Ingersoll Rand, Inc.	9,306	717,027
Jacobs Solutions, Inc.	3,016	449,535
JB Hunt Transport Services, Inc.	1,817	482,359
Johnson Controls International PLC	15,531	2,147,005
L3Harris Technologies, Inc.	4,931	1,312,879
Leidos Holdings, Inc.	3,500	490,735
Lennox International, Inc.	800	306,112
Lockheed Martin Corp.	5,300	2,974,519
Masco Corp.	5,915	426,826
Nordson Corp.	1,237	397,968
Norfolk Southern Corp.	5,965	2,044,742
Northrop Grumman Corp.	3,377	1,822,567
Old Dominion Freight Line, Inc.	4,500	899,820
Otis Worldwide Corp.	9,713	690,886
PACCAR, Inc.	14,019	1,740,178
Parker-Hannifin Corp.	3,275	3,207,666
Paychex, Inc.	8,163	1,039,476
Pentair PLC	4,363	263,787
Quanta Services, Inc.	3,834	2,327,583
Republic Services, Inc.	5,257	1,161,376
Rockwell Automation, Inc.	2,863	1,215,143
Rollins, Inc.	8,825	318,318
RTX Corp.	34,697	7,207,608
Snap-on, Inc.	1,446	558,604
Southwest Airlines Co.	11,527	444,135
Stanley Black & Decker, Inc.	4,068	392,033
Textron, Inc.	4,963	399,819
Trane Technologies PLC	5,640	2,506,416
TransDigm Group, Inc.	1,459	1,709,569
Uber Technologies, Inc. (a)	53,500	4,047,275
Union Pacific Corp.	15,539	4,672,111
United Airlines Holdings, Inc. (a)	8,117	876,555
United Parcel Service, Inc. Class B	19,134	1,994,337
United Rentals, Inc.	1,667	1,730,346
Veralto Corp.	6,685	658,940
Verisk Analytics, Inc.	3,325	644,319
Vertiv Holdings Co. Class A	9,840	2,545,805
Waste Management, Inc.	9,438	2,066,167
Westinghouse Air Brake Technologies Corp.	4,382	1,252,945
WW Grainger, Inc.	1,111	1,454,843
Security Description	Shares	Value
Xylem, Inc.	6,034	$664,404
		142,314,140
INFORMATION TECHNOLOGY — 37.8%
Accenture PLC Class A	15,566	2,953,804
Adobe, Inc. (a)	10,420	3,050,872
Advanced Micro Devices, Inc. (a)	42,368	19,943,465
Akamai Technologies, Inc. (a)	4,184	454,466
Amphenol Corp. Class A	32,130	5,094,212
Analog Devices, Inc.	12,651	4,581,433
Apple, Inc.	380,424	120,537,344
Applied Materials, Inc.	20,574	9,430,916
Arista Networks, Inc. (a)	26,708	5,226,489
Autodesk, Inc. (a)	5,589	1,444,924
Broadcom, Inc.	122,722	45,448,866
Cadence Design Systems, Inc. (a)	7,267	2,461,914
CDW Corp.	3,547	537,654
Ciena Corp. (a)	3,700	1,416,360
Cisco Systems, Inc.	102,422	11,316,607
Cognizant Technology Solutions Corp. Class A	13,097	845,804
Coherent Corp. (a)	4,900	1,361,367
Corning, Inc.	20,376	3,030,523
Crowdstrike Holdings, Inc. Class A (a)	26,200	6,052,200
Datadog, Inc. Class A (a)	8,600	2,038,544
Dell Technologies, Inc. Class C	7,500	3,420,075
F5, Inc. (a)	1,355	551,661
Fair Isaac Corp. (a)	590	676,854
First Solar, Inc. (a)	2,800	565,320
Flex Ltd. (a)	9,800	1,070,650
Fortinet, Inc. (a)	15,873	2,713,172
Gartner, Inc. (a)	1,400	277,354
Gen Digital, Inc.	15,519	481,089
GoDaddy, Inc. Class A (a)	2,864	280,328
Hewlett Packard Enterprise Co.	34,033	1,777,884
HP, Inc.	21,392	642,188
Intel Corp. (a)	128,151	11,470,796
International Business Machines Corp.	24,600	5,753,202
Intuit, Inc.	7,023	2,523,364
Jabil, Inc.	2,730	833,360
Keysight Technologies, Inc. (a)	4,514	1,456,668
KLA Corp.	33,820	5,933,719
Lam Research Corp.	32,550	9,813,500
Lumentum Holdings, Inc. (a)	1,900	1,738,044
Marvell Technology, Inc.	22,600	4,783,516
Microchip Technology, Inc.	14,112	1,036,526
Micron Technology, Inc.	29,170	27,966,154
Microsoft Corp.	192,370	97,587,377
Monolithic Power Systems, Inc.	1,287	1,631,620
Motorola Solutions, Inc.	4,234	2,054,760
NetApp, Inc.	4,787	886,983
NVIDIA Corp.	627,335	138,503,021
NXP Semiconductors NV	6,700	1,505,088
See accompanying notes to financial statements.
4

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Shares	Value
ON Semiconductor Corp. (a)	10,116	$749,494
Oracle Corp.	43,872	6,542,193
Palantir Technologies, Inc. Class A (a)	59,262	11,045,252
Palo Alto Networks, Inc. (a)	20,932	7,998,745
PTC, Inc. (a)	2,579	401,653
Qnity Electronics, Inc.	5,801	692,813
QUALCOMM, Inc.	27,026	4,607,393
Roper Technologies, Inc.	2,511	1,066,271
Salesforce, Inc.	21,420	5,516,507
Sandisk Corp. (a)	3,820	5,984,794
Seagate Technology Holdings PLC	5,801	4,805,432
ServiceNow, Inc. (a)	26,890	3,979,451
Skyworks Solutions, Inc.	3,543	237,416
Super Micro Computer, Inc. (a)	13,900	518,192
Synopsys, Inc. (a)	4,991	2,193,994
TE Connectivity PLC	7,554	1,550,459
Teledyne Technologies, Inc. (a)	1,193	731,249
Teradyne, Inc.	4,018	1,405,617
Texas Instruments, Inc.	23,653	6,171,304
Trimble, Inc. (a)	6,891	413,047
Tyler Technologies, Inc. (a) (b)	1,244	463,042
VeriSign, Inc.	2,050	590,974
Western Digital Corp.	8,977	4,044,587
Workday, Inc. Class A (a)	4,900	967,505
Zebra Technologies Corp. Class A (a)	1,347	476,232
		648,315,653
MATERIALS — 1.8%
Air Products & Chemicals, Inc.	5,748	1,778,776
Albemarle Corp.	3,230	435,953
Amcor PLC	10,961	503,000
Avery Dennison Corp.	2,281	397,145
Ball Corp.	6,526	410,942
CF Industries Holdings, Inc.	3,761	489,043
Corteva, Inc.	17,061	1,443,873
CRH PLC	17,700	1,668,933
Dow, Inc.	17,791	542,981
Ecolab, Inc.	6,522	1,847,030
Freeport-McMoRan, Inc.	36,629	2,774,281
International Flavors & Fragrances, Inc.	6,317	545,347
International Paper Co.	14,512	550,440
Linde PLC	11,926	5,838,731
LyondellBasell Industries NV Class A	7,022	456,992
Martin Marietta Materials, Inc.	1,542	799,835
Mosaic Co.	9,816	236,762
Newmont Corp.	27,777	3,501,569
Nucor Corp.	5,849	1,460,144
Packaging Corp. of America	2,200	514,668
PPG Industries, Inc.	6,094	683,564
Sherwin-Williams Co.	5,904	2,000,334
Smurfit Westrock PLC	13,453	630,946
Steel Dynamics, Inc.	3,500	814,170
Security Description	Shares	Value
Vulcan Materials Co.	3,250	$876,135
		31,201,594
REAL ESTATE — 1.8%
Alexandria Real Estate Equities, Inc. REIT	4,770	244,653
American Tower Corp. REIT	12,060	2,118,942
BXP, Inc. REIT	3,139	213,421
Camden Property Trust REIT	2,729	288,728
CBRE Group, Inc. Class A (a)	7,537	1,098,970
CoStar Group, Inc. (a)	12,153	389,747
Crown Castle, Inc. REIT	10,719	816,145
Digital Realty Trust, Inc. REIT	8,762	1,626,140
Equinix, Inc. REIT	2,560	2,679,603
Essex Property Trust, Inc. REIT	1,575	445,662
Extra Space Storage, Inc. REIT	5,194	732,873
Federal Realty Investment Trust REIT	1,900	220,457
Healthpeak Properties, Inc. REIT	20,531	427,455
Host Hotels & Resorts, Inc. REIT	18,459	404,806
Invitation Homes, Inc. REIT	15,523	452,340
Iron Mountain, Inc. REIT	7,574	873,661
Kimco Realty Corp. REIT	15,150	359,207
Mid-America Apartment Communities, Inc. REIT	3,264	420,566
Prologis, Inc. REIT	23,890	3,342,689
Public Storage REIT	4,086	1,254,361
Realty Income Corp. REIT	23,500	1,440,080
Regency Centers Corp. REIT	4,363	326,222
SBA Communications Corp. REIT	2,965	562,342
Simon Property Group, Inc. REIT	8,241	1,749,729
UDR, Inc. REIT	6,900	254,955
Ventas, Inc. REIT	13,102	1,194,509
VICI Properties, Inc. REIT	29,766	763,498
Vivmark Residential REIT	19,535	1,272,510
Welltower, Inc. REIT	18,081	4,271,455
Weyerhaeuser Co. REIT	21,067	492,336
		30,738,062
UTILITIES — 2.0%
AES Corp.	21,959	323,676
Alliant Energy Corp.	6,100	414,678
Ameren Corp.	7,640	809,916
American Electric Power Co., Inc.	13,938	1,706,429
American Water Works Co., Inc.	5,387	744,645
Atmos Energy Corp.	4,300	714,359
CenterPoint Energy, Inc.	17,886	708,286
CMS Energy Corp.	8,501	578,578
Consolidated Edison, Inc.	9,472	1,013,693
Constellation Energy Corp.	8,395	2,306,694
Dominion Energy, Inc.	22,411	1,479,350
DTE Energy Co.	5,759	781,093
See accompanying notes to financial statements.
5

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Shares	Value
Duke Energy Corp.	20,505	$2,458,755
Edison International	9,849	531,649
Entergy Corp.	12,184	1,295,281
Evergy, Inc.	6,074	492,116
Eversource Energy	10,196	715,147
Exelon Corp.	25,364	1,108,914
FirstEnergy Corp.	12,560	576,002
NextEra Energy, Inc.	54,674	4,501,857
NiSource, Inc.	11,978	490,140
NRG Energy, Inc.	5,298	583,416
PG&E Corp.	58,449	775,618
Pinnacle West Capital Corp. (b)	2,969	289,893
PPL Corp.	20,604	703,215
Public Service Enterprise Group, Inc.	12,770	936,424
Sempra	16,952	1,384,978
Southern Co.	28,652	2,521,376
Vistra Corp.	8,200	1,126,434
WEC Energy Group, Inc.	8,370	888,643
Xcel Energy, Inc.	15,224	1,152,305
		34,113,560
TOTAL COMMON STOCKS (Cost $245,093,800)		1,713,027,005
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.66% (d) (e)	1,133,058	1,133,058
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	1,578,109	$1,578,109
TOTAL SHORT-TERM INVESTMENTS (Cost $2,711,167)		2,711,167
TOTAL INVESTMENTS — 100.0% (Cost $247,804,967)		1,715,738,172
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(843,554)
NET ASSETS — 100.0%		$1,714,894,618

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at August 31, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended August 31, 2026 are shown in the Affiliate Table below.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the year ended August 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at August 31, 2026.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
At August 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	12	09/18/2026	$4,556,733	$4,618,153	$61,420
During the year ended August 31, 2026, the average notional value related to futures contracts was $6,033,140.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,713,026,950	$55	$—	$1,713,027,005
Short-Term Investments	2,711,167	—	—	2,711,167
TOTAL INVESTMENTS	$1,715,738,117	$55	$—	$1,715,738,172
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$61,420	$—	$—	$61,420
TOTAL OTHER FINANCIAL INSTRUMENTS:	$61,420	$—	$—	$61,420
See accompanying notes to financial statements.
6

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Corp.	8,533	$981,039	$—	$223,868	$182,669	$386,998	6,933	$1,326,838	$25,311
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,437,430	1,437,430	123,280,314	123,584,686	—	—	1,133,058	1,133,058	124,322
State Street Navigator Securities Lending Portfolio II	3,607,169	3,607,169	125,833,481	127,862,541	—	—	1,578,109	1,578,109	5,498
Total		$6,025,638	$249,113,795	$251,671,095	$182,669	$386,998		$4,038,005	$155,131
See accompanying notes to financial statements.
7

State Street S&P 500 Index Fund
Statement of Assets and Liabilities
August 31, 2026

ASSETS
Investments in unaffiliated issuers, at value *	$1,711,700,167
Investments in affiliated issuers, at value	4,038,005
Total Investments	1,715,738,172
Net cash at broker	267,128
Receivable from broker — accumulated variation margin on futures contracts	62,667
Receivable for fund shares sold	152,446
Dividends receivable — unaffiliated issuers	1,410,587
Dividends receivable — affiliated issuers	6,197
Securities lending income receivable — affiliated issuers	391
Receivable for foreign taxes recoverable	1,661
Prepaid expenses and other assets	10,622
TOTAL ASSETS	1,717,649,871
LIABILITIES
Due to custodian	655
Payable upon return of securities loaned	1,578,109
Payable for fund shares repurchased	572,234
Advisory fee payable	204,267
Custodian fees payable	66,825
Administration fees payable	50,771
Shareholder servicing fee payable	35,024
Distribution fees payable	53,995
Trustees’ fees and expenses payable	3,683
Transfer agent fees payable	55,313
Registration and filing fees payable	9,438
Professional fees payable	34,728
Printing and postage fees payable	79,219
Accrued expenses and other liabilities	10,992
TOTAL LIABILITIES	2,755,253
NET ASSETS	$1,714,894,618
NET ASSETS CONSIST OF:
Paid-in capital	$133,010,692
Total distributable earnings (loss)	1,581,883,926
NET ASSETS	$1,714,894,618
NET ASSET VALUE PER SHARE
Net asset value per share	$314.28
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,456,547
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$244,915,275
Investments in affiliated issuers	2,889,692
Total cost of investments	$247,804,967
* Includes investments in securities on loan, at value	$1,871,935
See accompanying notes to financial statements.
8

State Street S&P 500 Index Fund
Statement of Operations
For the Year Ended August 31, 2026

INVESTMENT INCOME
Interest income — unaffiliated issuers	$15,761
Dividend income — unaffiliated issuers	19,099,842
Dividend income — affiliated issuers	149,633
Unaffiliated securities lending income	941
Affiliated securities lending income	5,498
Foreign taxes withheld	(4,228)
TOTAL INVESTMENT INCOME (LOSS)	19,267,447
EXPENSES
Advisory fee	493,502
Administration fees	822,504
Shareholder servicing fees	394,802
Distribution fees	608,653
Custodian fees	53,757
Trustees’ fees and expenses	18,745
Transfer agent fees	104,159
Registration and filing fees	83,622
Professional fees and expenses	42,121
Printing and postage fees	70,084
Insurance expense	19,435
Miscellaneous expenses	1,363
TOTAL EXPENSES	2,712,747
Expenses waived/reimbursed by the Adviser	(164,501)
NET EXPENSES	2,548,246
NET INVESTMENT INCOME (LOSS)	$16,719,201
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	161,951,291
Investments — affiliated issuers	182,669
Futures contracts	1,124,762
Net realized gain (loss)	163,258,722
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	123,653,285
Investments — affiliated issuers	386,998
Futures contracts	(239,504)
Net change in unrealized appreciation/depreciation	123,800,779
NET REALIZED AND UNREALIZED GAIN (LOSS)	287,059,501
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$303,778,702
See accompanying notes to financial statements.
9

State Street S&P 500 Index Fund
Statements of Changes in Net Assets

	Year Ended 8/31/26	Year Ended 8/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,719,201	$17,638,447
Net realized gain (loss)	163,258,722	112,386,906
Net change in unrealized appreciation/depreciation	123,800,779	92,047,225
Net increase (decrease) in net assets resulting from operations	303,778,702	222,072,578
Distributions to shareholders	(125,919,596)	(133,943,905)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	89,595,558	130,670,057
Reinvestment of distributions	122,763,524	131,139,786
Cost of shares redeemed	(269,974,354)	(273,063,542)
Net increase (decrease) in net assets from beneficial interest transactions	(57,615,272)	(11,253,699)
Net increase (decrease) in net assets during the period	120,243,834	76,874,974
Net assets at beginning of period	1,594,650,784	1,517,775,810
NET ASSETS AT END OF PERIOD	$1,714,894,618	$1,594,650,784
SHARES OF BENEFICIAL INTEREST:
Shares sold	306,934	495,763
Reinvestment of distributions	436,083	501,731
Shares redeemed	(919,132)	(1,038,820)
Net increase (decrease)	(176,115)	(41,326)
See accompanying notes to financial statements.
10

State Street S&P 500 Index Fund
Financial Highlights
Selected data for a share outstanding throughout each period

	Year Ended 8/31/26	Year Ended 8/31/25	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22
Net asset value, beginning of period	$283.11	$267.50	$236.97	$226.34	$286.85
Income (loss) from investment operations:
Net investment income (loss) (a)	2.98	3.07	3.22	3.43	3.36
Net realized and unrealized gain (loss)	51.30	36.67	55.11	28.42	(32.17)
Total from investment operations	54.28	39.74	58.33	31.85	(28.81)
Distributions to shareholders from:
Net investment income	(2.97)	(3.18)	(3.33)	(3.43)	(4.54)
Net realized gains	(20.14)	(20.95)	(24.47)	(17.79)	(27.16)
Total distributions	(23.11)	(24.13)	(27.80)	(21.22)	(31.70)
Net asset value, end of period	$314.28	$283.11	$267.50	$236.97	$226.34
Total return (b)	20.19%	15.69%	26.92%	15.81%	(11.36)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,714,895	$1,594,651	$1,517,776	$1,329,884	$1,370,769
Ratios to average net assets:
Total expenses	0.16%	0.17%	0.16%	0.17%	0.17%
Net expenses	0.15%(c)(d)	0.16%(c)(d)	0.16%(c)(d)	0.16%(c)(d)	0.16%(c)(d)
Net investment income (loss)	1.02%(c)(d)	1.16%(c)(d)	1.33%(c)(d)	1.56%(c)(d)	1.31%(c)(d)
Portfolio turnover rate	3%	2%	2%	2%	2%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Results represent past performance and are not indicative of future results.

(c)	Reflects amounts waived by the administrator.
(d)	Reflects amounts waived and/or reimbursed by the investment adviser.
See accompanying notes to financial statements.
11

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
Notes to Financial Statements — August 31, 2026

1. Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company.
As of August 31, 2026, the Trust consists of two (2) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (the “Fund”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street S&P 500 Index Fund	Class N	December 30, 1992	Diversified
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund's investments in accordance with its investment objective. The Fund's chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund's Total Return is utilized by the CODM to compare results, including the impact of the Fund's costs, to the Fund's competitors and to the Fund's benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
• Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Investments in registered investment companies (including money market funds) or other unitized pooled
12

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND (continued)
Notes to Financial Statements — August 31, 2026

investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund's investments according to the fair value hierarchy as of August 31, 2026 is disclosed in the Fund's Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust.
13

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND (continued)
Notes to Financial Statements — August 31, 2026

Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended August 31, 2026, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of August 31, 2026, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$62,667	$—	$62,667

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$1,124,762	$—	$1,124,762

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$(239,504)	$—	$(239,504)
14

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND (continued)
Notes to Financial Statements — August 31, 2026

5. Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.03% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2026 to waive up to the full amount of the advisory fee payable by the Fund and/or reimburse the Fund to the extent that total annual Fund operating expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2026 except with the approval of the Board. During the year ended August 31, 2026 no fees have been reimbursed by SSGA FM.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2026. For the year ended August 31, 2026, SSGA FM waived fees in the amount of $164,501.
The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class N shares and for services provided to shareholders in that class (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Additionally, the Board approved a limit of 0.062% of average daily net assets on the amount of Rule 12b-1 fees paid to the Distributor.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
15

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND (continued)
Notes to Financial Statements — August 31, 2026

Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended August 31, 2026 are disclosed in the Fund's Schedule of Investments.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
6. Trustees’ Fees
The fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended August 31, 2026 were as follows:
	Purchases	Sales
State Street S&P 500 Index Fund	$41,781,319	$208,182,227
8. Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, wash sale loss deferrals, real estate investment trusts, and futures contracts. In addition, the Fund has claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended August 31, 2026 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street S&P 500 Index Fund	$17,966,570	$107,953,026	$125,919,596
The tax character of distributions paid during the year ended August 31, 2025 was as follows:
16

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND (continued)
Notes to Financial Statements — August 31, 2026

	Ordinary Income	Long-Term Capital Gains	Total
State Street S&P 500 Index Fund	$19,819,109	$114,124,796	$133,943,905
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street S&P 500 Index Fund	$3,101,486	$—	$131,522,199	$1,447,260,241	$1,581,883,926
As of August 31, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street S&P 500 Index Fund	$268,539,351	$1,486,631,300	$39,371,059	$1,447,260,241
9. Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of August 31, 2026, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of August 31, 2026:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street S&P 500 Index Fund	$1,871,935	$1,578,109	$353,448	$1,931,557
17

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND (continued)
Notes to Financial Statements — August 31, 2026

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of August 31, 2026:
		Remaining Contractual Maturity of the Agreements as of August 31, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street S&P 500 Index Fund	Common Stocks	$1,578,109	$—	$—	$—	$1,578,109	$1,578,109
10. New Accounting Pronouncement
The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2026-03 (Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions) on September 9, 2026, that will become effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Management is currently reviewing the impact of the new accounting pronouncement.
11. Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18

SSGA FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street S&P 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street S&P 500 Index Fund (the “Fund”) (one of the funds constituting the SSGA Funds (the “Trust”)), including the schedule of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting SSGA Funds) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Investment Management investment companies since 2000.
Boston, Massachusetts
October 23, 2026
19

SSGA FUNDS
State Street S&P 500 Index Fund
Other Information — August 31, 2026 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended August 31, 2026.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
The Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended August 31, 2026 is considered qualified dividend income and is eligible for reduced tax rates. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
Long term capital gains dividends were paid from the following Fund during the year ended August 31, 2026:
Amount
State Street S&P 500 Index Fund	$117,408,759
20

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
August 31, 2026 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the SSGA Funds (the “Trust”), met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to State Street S&P 500 Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
• A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o
 Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended
December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o
 Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense
Group” and/or “Expense Universe”);
o
 A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o
 Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
______________________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
August 31, 2026 (Unaudited)

• Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund, as applicable; and
• Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
• Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
• Information regarding the Adviser’s risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
• Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, as applicable, and the role of the Adviser in managing the Fund’s relationship with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the Fund;
• Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:
o
 SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended
December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
o
 State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o
 State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
22

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
August 31, 2026 (Unaudited)

• Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
• Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its
23

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
August 31, 2026 (Unaudited)

benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street S&P 500 Index Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street S&P 500 Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the
24

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
August 31, 2026 (Unaudited)

considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the Registrant.

(a)(3) A separate certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the Registrant.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	November 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	November 5, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	November 5, 2026